Performance Management	Sep. 30, 2024
Class A Prospectus - PACE Mortgage-Backed Securities Fixed Income Investments | PACE Mortgage-Backed Securities Fixed Income Investments
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect the sales charges of the fund's Class A shares; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Bloomberg US Aggregate Bond Index, which represents a broad measure of market performance, as well as an additional index over time. Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the Bloomberg US Bond Aggregate Index, as a replacement for the Bloomberg US Mortgage-Backed Securities Index. The table also includes the average annual returns of the Bloomberg US Mortgage-Backed Securities Index, which is generally representative of the market sectors or types of investments in which the fund invests. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Pacific Investment Management Company LLC ("PIMCO") assumed day-to-day management of the fund's assets in June 1995. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Bloomberg US Aggregate Bond Index, which represents a broad measure of market performance, as well as an additional index over time.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect the sales charges of the fund's Class A shares; if it did, the total returns shown would be lower.
Bar Chart [Heading]	PACE Mortgage-Backed Securities Fixed Income Investments Annual Total Returns of Class A Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Total return January 1 - September 30, 2024: 4.31% Best quarter during calendar years shown—4Q 2023: 7.35% Worst quarter during calendar years shown—1Q 2022: (5.88)%
Year to Date Return, Label [Optional Text]	Total return
Bar Chart, Year to Date Return	4.31%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best quarter during calendar years shown
Highest Quarterly Return	7.35%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter during calendar years shown
Lowest Quarterly Return	(5.88%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Market Index Changed	Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the Bloomberg US Bond Aggregate Index, as a replacement for the Bloomberg US Mortgage-Backed Securities Index.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Class (inception date)	1 year	5 years	10 years
Class A (1/31/01) Return before taxes	1.01%	(0.64)%	0.74%
Return after taxes on distributions	(0.96)	(2.00)	(0.47)
Return after taxes on distributions and sale of fund shares	0.56	(1.03)	0.06
Bloomberg US Aggregate Bond Index (Index reflects no deduction for fees, expenses or taxes.)	5.53	1.10	1.81
Bloomberg US Mortgage-Backed Securities Index (Index reflects no deduction for fees, expenses or taxes.)	5.05	0.25	1.38

Average Annual Return, Caption [Optional Text]	Average annual total returns (figures reflect sales charges) (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(Index reflects no deduction for fees, expenses or taxes.)
Performance Availability Website Address [Text]	www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance
Class A Prospectus - PACE Intermediate Fixed Income Investments | PACE Intermediate Fixed Income Investments
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect the sales charges of the fund's Class A shares; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Bloomberg US Aggregate Bond Index, which represents a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that another subadvisor was responsible for managing the fund's assets during previous periods. Brown Brothers Harriman & Co., acting through a separately identifiable department known as the Brown Brothers Harriman Mutual Fund Advisory Department ("BBH"), assumed day-to-day management of the fund's assets on August 12, 2022. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Bloomberg US Aggregate Bond Index, which represents a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect the sales charges of the fund's Class A shares; if it did, the total returns shown would be lower.
Bar Chart [Heading]	PACE Intermediate Fixed Income Investments Annual Total Returns of Class A Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Total return January 1 - September 30, 2024: 6.08% Best quarter during calendar years shown—4Q 2023: 7.31% Worst quarter during calendar years shown—1Q 2022: (6.09)%
Year to Date Return, Label [Optional Text]	Total return
Bar Chart, Year to Date Return	6.08%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best quarter during calendar years shown
Highest Quarterly Return	7.31%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter during calendar years shown
Lowest Quarterly Return	(6.09%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Class (inception date)	1 year	5 years	10 years
Class A (1/31/01) Return before taxes	3.58%	0.46%	0.90%
Return after taxes on distributions	1.34	(0.83)	(0.14)
Return after taxes on distributions and sale of fund shares	2.05	(0.12)	0.27
Bloomberg US Aggregate Bond Index (Index reflects no deduction for fees, expenses or taxes.)	5.53	1.10	1.81

Average Annual Return, Caption [Optional Text]	Average annual total returns (figures reflect sales charges) (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(Index reflects no deduction for fees, expenses or taxes.)
Performance Availability Website Address [Text]	www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance
Class A Prospectus - PACE Strategic Fixed Income Investments | PACE Strategic Fixed Income Investments
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect the sales charges of the fund's Class A shares; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Bloomberg US Aggregate Bond Index, which represents a broad measure of market performance, as well as an additional index over time. Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the Bloomberg US Aggregate Bond Index as a replacement for the Bloomberg US Government/Credit Index. The table also includes the average annual returns of the Bloomberg US Government/Credit Index, which is generally representative of the market sectors or types of investments in which the fund invests. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that other subadvisors were responsible for managing portions of the fund's assets during previous periods. Pacific Investment Management Company LLC ("PIMCO") assumed day-to-day management of a separate portion of the fund's assets on August 24, 1995. Neuberger Berman Investment Advisers LLC ("Neuberger Berman") assumed day-to-day management of a separate portion of the fund's assets on January 21, 2015. Brown Brothers Harriman & Co., acting through a separately identifiable department known as the Brown Brothers Harriman Mutual Fund Advisory Department ("BBH"), assumed day-to-day management of a separate portion of the fund's assets on August 12, 2022. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Bloomberg US Aggregate Bond Index, which represents a broad measure of market performance, as well as an additional index over time.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect the sales charges of the fund's Class A shares; if it did, the total returns shown would be lower.
Bar Chart [Heading]	PACE Strategic Fixed Income Investments Annual Total Returns of Class A Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Total return January 1 - September 30, 2024: 5.87% Best quarter during calendar years shown—4Q 2023: 7.19% Worst quarter during calendar years shown—1Q 2022: (6.31)%
Year to Date Return, Label [Optional Text]	Total return
Bar Chart, Year to Date Return	5.87%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best quarter during calendar years shown
Highest Quarterly Return	7.19%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter during calendar years shown
Lowest Quarterly Return	(6.31%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Market Index Changed	Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the Bloomberg US Aggregate Bond Index as a replacement for the Bloomberg US Government/Credit Index.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Class (inception date)	1 year	5 years	10 years
Class A (12/11/00) Return before taxes	3.81%	1.18%	1.87%
Return after taxes on distributions	1.75	(0.42)	0.42
Return after taxes on distributions and sale of fund shares	2.19	0.27	0.83
Bloomberg US Aggregate Bond Index (Index reflects no deduction for fees, expenses or taxes.)	5.53	1.10	1.81
Bloomberg US Government/Credit Index (Index reflects no deduction for fees, expenses or taxes.)	5.72	1.41	1.97

Average Annual Return, Caption [Optional Text]	Average annual total returns (figures reflect sales charges) (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(Index reflects no deduction for fees, expenses or taxes.)
Performance Availability Website Address [Text]	www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance
Class A Prospectus - PACE Municipal Fixed Income Investments | PACE Municipal Fixed Income Investments
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect the sales charges of the fund's Class A shares; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Bloomberg Municipal Bond Index, which represents broad measure of market performance, as well as an additional index over time. Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the Bloomberg Municipal Bond Index as a replacement for the Bloomberg US Municipal 3-15 Year Blend Index. The table also includes the average annual returns of the Bloomberg US Municipal 3-15 Year Blend Index, which is generally representative of the market sectors or types of investments in which the fund invests. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. A predecessor entity of Insight North America LLC ("Insight") assumed day-to-day management of the fund's assets in June 2000. Insight assumed day-to-day management of the fund's assets on September 1, 2021. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Bloomberg Municipal Bond Index, which represents broad measure of market performance, as well as an additional index over time.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect the sales charges of the fund's Class A shares; if it did, the total returns shown would be lower.
Bar Chart [Heading]	PACE Municipal Fixed Income Investments Annual Total Returns of Class A Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Total return January 1 - September 30, 2024: 1.73% Best quarter during calendar years shown—4Q 2023: 6.26% Worst quarter during calendar years shown—1Q 2022: (5.79)%
Year to Date Return, Label [Optional Text]	Total return
Bar Chart, Year to Date Return	1.73%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best quarter during calendar years shown
Highest Quarterly Return	6.26%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter during calendar years shown
Lowest Quarterly Return	(5.79%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Market Index Changed	Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the Bloomberg Municipal Bond Index as a replacement for the Bloomberg US Municipal 3-15 Year Blend Index.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Class (inception date)	1 year	5 years	10 years
Class A (1/23/01) Return before taxes	2.78%	1.28%	1.99%
Return after taxes on distributions	1.88	0.71	1.66
Return after taxes on distributions and sale of fund shares	1.63	0.95	1.81
Bloomberg Municipal Bond Index (Index reflects no deduction for fees, expenses or taxes.)	6.40	2.25	3.03
Bloomberg US Municipal 3-15 Year Blend Index (Index reflects no deduction for fees, expenses or taxes.)	5.42	2.25	2.74

Average Annual Return, Caption [Optional Text]	Average annual total returns (figures reflect sales charges) (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(Index reflects no deduction for fees, expenses or taxes.)
Performance Availability Website Address [Text]	www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance
Class A Prospectus - PACE Global Fixed Income Investments | PACE Global Fixed Income Investments
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect the sales charges of the fund's Class A shares; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Bloomberg Global Aggregate Index, which represents a broad measure of market performance, as well as an additional index over time. The table also includes the average annual returns of the Bloomberg Global Aggregate ex USD 50% Hedged Index, which provides information regarding the effectiveness of the fund's historical currency hedging policy. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that other subadvisors were responsible for managing portions of the fund's assets during previous periods. J.P. Morgan Investment Management Inc. ("J.P. Morgan") assumed day-to-day management of the fund's assets on January 9, 2017. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Bloomberg Global Aggregate Index, which represents a broad measure of market performance, as well as an additional index over time.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect the sales charges of the fund's Class A shares; if it did, the total returns shown would be lower.
Bar Chart [Heading]	PACE Global Fixed Income Investments Annual Total Returns of Class A Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Total return January 1 - September 30, 2024: 3.42% Best quarter during calendar years shown—4Q 2023: 8.61% Worst quarter during calendar years shown—4Q 2016: (9.68)%
Year to Date Return, Label [Optional Text]	Total return
Bar Chart, Year to Date Return	3.42%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best quarter during calendar years shown
Highest Quarterly Return	8.61%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter during calendar years shown
Lowest Quarterly Return	(9.68%)
Lowest Quarterly Return, Date	Dec. 31, 2016
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Class (inception date)	1 year	5 years	10 years
Class A (12/11/00) Return before taxes	0.14%	(1.02)%	(0.23)%
Return after taxes on distributions	(1.13)	(2.04)	(1.10)
Return after taxes on distributions and sale of fund shares	0.06	(1.13)	(0.50)
Bloomberg Global Aggregate Index	5.73	(0.32)	0.38
Bloomberg Global Aggregate ex USD 50% Hedged Index (Indices reflect no deduction for fees, expenses or taxes.)	5.72	(1.56)	(0.79)

Average Annual Return, Caption [Optional Text]	Average annual total returns (figures reflect sales charges) (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(Indices reflect no deduction for fees, expenses or taxes.)
Performance Availability Website Address [Text]	www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance
Class A Prospectus - PACE High Yield Investments | PACE High Yield Investments
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect the sales charges of the fund's Class A shares; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Bloomberg US Aggregate Bond Index, which represents a broad measure of market performance, as well as an additional index over time. Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the Bloomberg US Aggregate Bond Index as a replacement for the ICE BofA Global High Yield Index (Hedged in USD). The table also includes the average annual returns of the ICE BofA Global High Yield Index (Hedged in USD), which is generally representative of the market sectors or types of investments in which the fund invests. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that another subadvisor was responsible for managing the fund's assets during previous periods. Nomura Corporate Research and Asset Management Inc. ("NCRAM") assumed day-to-day management of the fund's assets on or around July 1, 2015. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Bloomberg US Aggregate Bond Index, which represents a broad measure of market performance, as well as an additional index over time.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect the sales charges of the fund's Class A shares; if it did, the total returns shown would be lower.
Bar Chart [Heading]	PACE High Yield Investments Annual Total Returns of Class A Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Total return January 1 - September 30, 2024: 7.57% Best quarter during calendar years shown—2Q 2020: 11.76% Worst quarter during calendar years shown—1Q 2020: (15.35)%
Year to Date Return, Label [Optional Text]	Total return
Bar Chart, Year to Date Return	7.57%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best quarter during calendar years shown
Highest Quarterly Return	11.76%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter during calendar years shown
Lowest Quarterly Return	(15.35%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Market Index Changed	Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the Bloomberg US Aggregate Bond Index as a replacement for the ICE BofA Global High Yield Index (Hedged in USD).
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Class (inception date)	1 year	5 years	10 years
Class A (5/1/06) Return before taxes	8.32%	3.59%	3.34%
Return after taxes on distributions	5.66	1.25	0.96
Return after taxes on distributions and sale of fund shares	4.82	1.73	1.47
Bloomberg US Aggregate Bond Index (Index reflects no deduction for fees, expenses or taxes.)	5.53	1.10	1.81
ICE BofA Global High Yield Index (Hedged in USD) (Index reflects no deduction for fees, expenses or taxes.)	13.11	4.77	4.56

Average Annual Return, Caption [Optional Text]	Average annual total returns (figures reflect sales charges) (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(Index reflects no deduction for fees, expenses or taxes.)
Performance Availability Website Address [Text]	www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance
Class A Prospectus - PACE Large Co Value Equity Investments | PACE Large Co Value Equity Investments
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect the sales charges of the fund's Class A shares; if it did, the total returns shown would be lower.

The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Russell 1000 Index, which represents a broad measure of market performance, as well as an additional index over time. Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the Russell 1000 Index as a replacement for the Russell 1000 Value Index. The table also includes the average annual returns of the Russell 1000 Value Index, which is generally representative of the market sectors or types of investments in which the fund invests. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that other subadvisors were responsible for managing portions of the fund's assets during previous periods. Wellington Management Company LLP ("Wellington") assumed day-to-day management of a separate portion of the fund's assets on November 13, 2020. Artisan Partners

Limited Partnership ("Artisan Partners") assumed day-to-day management of a separate portion of the fund's assets on May 10, 2021. Hotchkis and Wiley Capital Management, LLC ("Hotchkis & Wiley"), assumed day-to-day management of the fund's assets on April 14, 2023. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Russell 1000 Index, which represents a broad measure of market performance, as well as an additional index over time.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect the sales charges of the fund's Class A shares; if it did, the total returns shown would be lower.
Bar Chart [Heading]	PACE Large Co Value Equity Investments Annual Total Returns of Class A Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Total return January 1 - September 30, 2024: 15.07% Best quarter during calendar years shown—4Q 2020: 19.36% Worst quarter during calendar years shown—1Q 2020: (32.07)%
Year to Date Return, Label [Optional Text]	Total return
Bar Chart, Year to Date Return	15.07%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best quarter during calendar years shown
Highest Quarterly Return	19.36%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter during calendar years shown
Lowest Quarterly Return	(32.07%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Market Index Changed	Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the Russell 1000 Index as a replacement for the Russell 1000 Value Index.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Class (inception date)	1 year	5 years	10 years
Class A (11/27/00) Return before taxes	8.76%	9.14%	6.96%
Return after taxes on distributions	6.87	6.69	4.56
Return after taxes on distributions and sale of fund shares	5.45	6.79	4.99
Russell 1000 Index (Index reflects no deduction for fees, expenses or taxes.)	26.53	15.52	11.80
Russell 1000 Value Index (Index reflects no deduction for fees, expenses or taxes.)	11.46	10.91	8.40

Average Annual Return, Caption [Optional Text]	Average annual total returns (figures reflect sales charges) (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(Index reflects no deduction for fees, expenses or taxes.)
Performance Availability Website Address [Text]	www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance
Class A Prospectus - PACE Large Co Growth Equity Investments | PACE Large Co Growth Equity Investments
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect the sales charges of the fund's Class A shares; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Russell 1000 Index, which represents a broad measure of market performance, as well as an additional index over time. Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the Russell 1000 Index as a replacement for the Russell 1000 Growth Index. The table also includes the average annual returns of the Russell 1000 Growth Index, which is generally representative of the market sectors or types of investments in which the fund invests. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that other subadvisors were responsible for managing portions of the fund's assets during previous periods. J.P. Morgan Investment Management, Inc. ("J.P. Morgan") assumed day-to-day management of a separate portion of the fund's assets on October 5, 2012. GQG Partners LLC ("GQG") assumed day-to-day management of a separate portion of the fund's assets on December 15, 2021. Polen Capital Management, LLC ("Polen") assumed day-to-day management of a separate portion of the fund's assets on December 15, 2021. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Russell 1000 Index, which represents a broad measure of market performance, as well as an additional index over time.
Performance Additional Market Index [Text]	Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the Russell 1000 Index as a replacement for the Russell 1000 Growth Index.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect the sales charges of the fund's Class A shares; if it did, the total returns shown would be lower.
Bar Chart [Heading]	PACE Large Co Growth Equity Investments Annual Total Returns of Class A Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Total return January 1 - September 30, 2024: 22.09% Best quarter during calendar years shown—2Q 2020: 28.72% Worst quarter during calendar years shown—2Q 2022: (19.16)%
Year to Date Return, Label [Optional Text]	Total return
Bar Chart, Year to Date Return	22.09%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best quarter during calendar years shown
Highest Quarterly Return	28.72%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter during calendar years shown
Lowest Quarterly Return	(19.16%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Class (inception date)	1 year	5 years	10 years
Class A (11/27/00) Return before taxes	27.54%	15.09%	11.48%
Return after taxes on distributions	26.81	9.79	7.35
Return after taxes on distributions and sale of fund shares	16.81	11.31	8.36
Russell 1000 Index (Index reflects no deduction for fees, expenses or taxes.)	26.53	15.52	11.80
Russell 1000 Growth Index (Index reflects no deduction for fees, expenses or taxes.)	42.68	19.50	14.86

Average Annual Return, Caption [Optional Text]	Average annual total returns (figures reflect sales charges) (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(Index reflects no deduction for fees, expenses or taxes.)
Performance Availability Website Address [Text]	www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance
Class A Prospectus - PACE Small/Medium Co Value Equity Investments | PACE Small/Medium Co Value Equity Investments
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect the sales charges of the fund's Class A shares; if it did, the total returns shown would be lower. The infor-

mation provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Russell 3000 Index, which represents a broad measure of market performance, as well as an additional index over time. Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the Russell 3000 Index as a replacement for the Russell 2500 Value Index. The table also includes the average annual returns of the Russell 2500 Value Index, which is generally representative of the market sectors or types of investments in which the fund invests. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that other subadvisors were responsible for managing portions of the fund's assets during previous periods. Kayne Anderson Rudnick Investment Management, LLC ("Kayne Anderson Rudnick") assumed day-to-day management of a separate portion of the fund's assets on March 6, 2012. Victory Capital Management Inc., through its business unit branded as Integrity Asset Management ("Victory") assumed day-to-day management of a separate portion of the fund's assets on December 19, 2023. ARGA Investment Management, LP ("ARGA") assumed day-to-day management of a separate portion of the fund's assets on December 19, 2023. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The infor-mation provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Russell 3000 Index, which represents a broad measure of market performance, as well as an additional index over time.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect the sales charges of the fund's Class A shares; if it did, the total returns shown would be lower.
Bar Chart [Heading]	PACE Small/Medium Co Value Equity Investments Annual Total Returns of Class A Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Total return January 1 - September 30, 2024: 7.98% Best quarter during calendar years shown—4Q 2020: 32.30% Worst quarter during calendar years shown—1Q 2020: (34.38)%
Year to Date Return, Label [Optional Text]	Total return
Bar Chart, Year to Date Return	7.98%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best quarter during calendar years shown
Highest Quarterly Return	32.30%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter during calendar years shown
Lowest Quarterly Return	(34.38%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Market Index Changed	Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the Russell 3000 Index as a replacement for the Russell 2500 Value Index.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Class (inception date)	1 year	5 years	10 years
Class A (11/27/00) Return before taxes	6.12%	10.14%	6.31%
Return after taxes on distributions	5.90	8.08	3.95
Return after taxes on distributions and sale of fund shares	3.63	7.76	4.33
Russell 3000 Index (Index reflects no deduction for fees, expenses or taxes.)	25.96	15.16	11.48
Russell 2500 Value Index (Index reflects no deduction for fees, expenses or taxes.)	15.98	10.79	7.42

Average Annual Return, Caption [Optional Text]	Average annual total returns (figures reflect sales charges) (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(Index reflects no deduction for fees, expenses or taxes.)
Performance Availability Website Address [Text]	www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance
Class A Prospectus - PACE Small/Medium Co Growth Equity Investments | PACE Small/Medium Co Growth Equity Investments
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect the sales charges of the fund's Class A shares; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Russell 3000 Index, which represents a broad measure of market performance, as well as an additional index over time. Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the Russell 3000 Index as a replacement for the Russell 2500 Growth Index. The table also includes the average annual returns of the Russell 2500 Growth Index, which is generally representative of the market sectors or types of investments in which the fund invests. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that other subadvisors were responsible for managing portions of the fund's assets during previous periods. Riverbridge Partners, LLC ("Riverbridge") assumed day-to-day management of a portion of the fund's assets on October 1, 2005. An entity that was acquired by Calamos Advisors LLC ("Calamos") on May 31, 2019 assumed day-to-day management of a separate portion of the fund's assets on November 25, 2013. Calamos assumed day-to-day management of a separate portion of the fund's assets on May 31, 2019. Jacobs Levy Equity Management, Inc. ("Jacobs Levy") assumed day-to-day management of a separate portion of the fund's assets on January 10, 2019. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Russell 3000 Index, which represents a broad measure of market performance, as well as an additional index over time.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect the sales charges of the fund's Class A shares; if it did, the total returns shown would be lower.
Bar Chart [Heading]	PACE Small/Medium Co Growth Equity Investments Annual Total Returns of Class A Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Total return January 1 - September 30, 2024: 7.62% Best quarter during calendar years shown—2Q 2020: 33.75% Worst quarter during calendar years shown—1Q 2020: (24.17)%
Year to Date Return, Label [Optional Text]	Total return
Bar Chart, Year to Date Return	7.62%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best quarter during calendar years shown
Highest Quarterly Return	33.75%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter during calendar years shown
Lowest Quarterly Return	(24.17%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Market Index Changed	Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the Russell 3000 Index as a replacement for the Russell 2500 Growth Index.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Class (inception date)	1 year	5 years	10 years
Class A (11/27/00) Return before taxes	9.35%	9.42%	7.01%
Return after taxes on distributions	9.35	5.84	3.54
Return after taxes on distributions and sale of fund shares	5.54	6.97	4.66
Russell 3000 Index (Index reflects no deduction for fees, expenses or taxes.)	25.96	15.16	11.48
Russell 2500 Growth Index (Index reflects no deduction for fees, expenses or taxes.)	18.93	11.43	8.78

Average Annual Return, Caption [Optional Text]	Average annual total returns (figures reflect sales charges) (for the periods ended December 31, 2023
Index No Deduction for Fees, Expenses, or Taxes [Text]	(Index reflects no deduction for fees, expenses or taxes.)
Performance Availability Website Address [Text]	www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance
Class A Prospectus - PACE International Equity Investments | PACE International Equity Investments
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect the sales charges of the fund's Class A shares; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the MSCI EAFE Index, which represents a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that other subadvisors were responsible for managing portions of the fund's assets during previous periods. Mondrian Investment Partners Limited ("Mondrian") assumed day-to-day management of a portion of the fund's assets on April 1, 2004. Los Angeles Capital Management LLC ("Los Angeles Capital") assumed day-to-day management of another portion of the fund's assets on September 13, 2013. Chautauqua Capital Management—a Division of Robert W. Baird & Co. Incorporated ("Baird") assumed day-to-day management of a separate portion of the fund's assets on January 15, 2016. The Baird investment team (as employees of a different investment advisor) assumed responsibility for managing a separate portion of the fund's assets on August 5, 2013. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the MSCI EAFE Index, which represents a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect the sales charges of the fund's Class A shares; if it did, the total returns shown would be lower.
Bar Chart [Heading]	PACE International Equity Investments Annual Total Returns of Class A Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Total return January 1 - September 30, 2024: 14.33% Best quarter during calendar years shown—2Q 2020: 17.05% Worst quarter during calendar years shown—1Q 2020: (22.92)%
Year to Date Return, Label [Optional Text]	Total return
Bar Chart, Year to Date Return	14.33%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best quarter during calendar years shown
Highest Quarterly Return	17.05%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter during calendar years shown
Lowest Quarterly Return	(22.92%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Class (inception date)	1 year	5 years	10 years
Class A (11/27/00) Return before taxes	13.49%	7.51%	4.24%
Return after taxes on distributions	11.80	6.54	3.45
Return after taxes on distributions and sale of fund shares	8.06	5.77	3.25
MSCI EAFE Index (net) (Index reflects no deduction for fees and expenses.)	18.24	8.16	4.28

Average Annual Return, Caption [Optional Text]	Average annual total returns (figures reflect sales charges) (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(Index reflects no deduction for fees and expenses.)
Performance Availability Website Address [Text]	www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance
Class A Prospectus - PACE International Emerging Markets Equity Investments | PACE International Emerging Markets Equity Investments
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect the sales charges of the fund's Class A shares; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the MSCI Emerging Markets Index, which represents a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that other subadvisors were responsible for managing portions of the fund's assets during previous periods. William Blair Investment Management, LLC ("William Blair") assumed day-to-day management of a separate portion of the fund's assets on March 23, 2011. RWC Asset Advisors (US) LLC ("Redwheel") assumed day-to-day management of a separate portion of the fund's assets on September 11, 2019. ARGA Investment Management, LP ("ARGA") assumed day-to-day management of a separate portion of the fund's assets on December 11, 2020. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the MSCI Emerging Markets Index, which represents a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect the sales charges of the fund's Class A shares; if it did, the total returns shown would be lower.
Bar Chart [Heading]	PACE International Emerging Markets Equity Investments Annual Total Returns of Class A Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Total return January 1 - September 30, 2024: 13.70% Best quarter during calendar years shown—2Q 2020: 21.45% Worst quarter during calendar years shown—1Q 2020: (26.12)%
Year to Date Return, Label [Optional Text]	Total return
Bar Chart, Year to Date Return	13.70%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best quarter during calendar years shown
Highest Quarterly Return	21.45%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter during calendar years shown
Lowest Quarterly Return	(26.12%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Class (inception date)	1 year	5 years	10 years
Class A (12/11/00) Return before taxes	4.02%	3.22%	1.38%
Return after taxes on distributions	3.51	2.54	1.07
Return after taxes on distributions and sale of fund shares	2.37	2.61	1.24
MSCI Emerging Markets Index (net) (Index reflects no deduction for fees and expenses)	9.83	3.68	2.66

Average Annual Return, Caption [Optional Text]	Average annual total returns (figures reflect sales charges) (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(Index reflects no deduction for feesand expenses)
Performance Availability Website Address [Text]	www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance
Class A Prospectus - PACE Global Real Estate Securities Investments | PACE Global Real Estate Securities Investments
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Risk/return bar chart and table
Performance Narrative [Text Block]

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect the sales charges of the fund's Class A shares; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the MSCI World Index, which represents a broad measure of market performance, as well as an additional index over time. Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the MSCI World Index as a replacement for the FTSE EPRA/NAREIT Developed Index. The table also includes the average annual returns of the FTSE EPRA/NAREIT Developed Index, which is generally representative of the market sectors or types of investments in which the fund invests. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that other subadvisors were responsible for managing portions of the fund's assets during previous periods. Massachusetts Financial Services Company, doing business as MFS Investment Management ("MFS®") assumed day-to-day management of a separate portion of the fund's assets on March 11, 2021. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the MSCI World Index, which represents a broad measure of market performance, as well as an additional index over time.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect the sales charges of the fund's Class A shares; if it did, the total returns shown would be lower.
Bar Chart [Heading]	PACE Global Real Estate Securities Investments Annual Total Returns of Class A Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Total return January 1 - September 30, 2024: 8.49% Best quarter during calendar years shown—4Q 2023: 16.36% Worst quarter during calendar years shown—1Q 2020: (28.66)%
Year to Date Return, Label [Optional Text]	Total return
Bar Chart, Year to Date Return	8.49%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best quarter during calendar years shown
Highest Quarterly Return	16.36%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter during calendar years shown
Lowest Quarterly Return	(28.66%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Market Index Changed	Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the MSCI World Index as a replacement for the FTSE EPRA/NAREIT Developed Index.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Class (inception date)	1 year	5 years	10 years
Class A (12/18/06) Return before taxes	4.88%	1.43%	2.58%
Return after taxes on distributions	4.38	0.47	1.50
Return after taxes on distributions and sale of fund shares	2.89	0.71	1.53
MSCI World Index (net) (Index reflects no deduction for fees, expenses or taxes.)	23.79	12.80	8.60
FTSE EPRA/NAREIT Developed Index (Index reflects no deduction for fees, expenses or taxes.)	10.85	3.79	4.52

Average Annual Return, Caption [Optional Text]	Average annual total returns (figures reflect sales charges) (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(Index reflects no deduction for fees, expenses or taxes.)
Performance Availability Website Address [Text]	www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance
Class A Prospectus - PACE Alternative Strategies Investments | PACE Alternative Strategies Investments
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect the sales charges of the fund's Class A shares; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Bloomberg Global Aggregate Index, which represents a broad measure of market performance, as well as additional indexes over time. The Bloomberg Global Aggregate Index shows how the fund's performance compares to the broad global markets for US and non-US corporate, government, governmental agency, supranational, mortgage-backed and asset-backed fixed income securities. The FTSE Three-Month US Treasury Bill Index shows how the fund is performing against the daily performance of 3-month US Treasury bills. The MSCI World Index (net) shows how the fund is performing against a diversified global equity index (an asset class in which the fund invests). The HFRI Fund of Funds Composite Index shows how the fund is performing against a broad measure of hedge fund returns. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that other subadvisors were responsible for managing portions of the fund's assets during previous periods. A predecessor entity of Allspring Global Investments, LLC ("Allspring") assumed day-to-day management of a separate portion of the fund's assets at the inception of the fund. Allspring assumed day-to-day management of a separate portion of the fund's assets on November 1, 2021. UBS AM assumed day-to-day management of a separate portion of the fund's assets (i.e., investing in other unaffiliated pooled investment vehicles and index futures) on March 31, 2014. Aviva Investors Americas LLC ("Aviva") assumed day-to-day management of a separate portion of the fund's assets on May 9, 2016. PCJ Investment Counsel Ltd. ("PCJ") assumed day-to day management of a separate portion of the fund's assets on July 8, 2016. Kettle Hill Capital Management, LLC ("Kettle Hill") assumed day-to-day management of a separate portion of the fund's assets on September 6, 2017. DLD Asset Management, LP ("DLD") assumed day-to-day management of a separate portion of the fund's assets on February 14, 2020. Magnetar Asset Management LLC ("Magnetar") assumed day-to-day management of a separate portion of the fund's assets on February 14, 2020. Electron Capital Partners, LLC ("Electron"), assumed day-to-day management of the fund's assets on February 21, 2023. Fulcrum Asset Management LLP ("FAM") assumed day-to-day management of a separate portion of the fund's assets on July 16, 2024. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Bloomberg Global Aggregate Index, which represents a broad measure of market performance, as well as additional indexes over time.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect the sales charges of the fund's Class A shares; if it did, the total returns shown would be lower.
Bar Chart [Heading]	PACE Alternative Strategies Investments Annual Total Returns of Class A Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Total return January 1 - September 30, 2024: 6.50% Best quarter during calendar years shown—2Q 2020: 5.10% Worst quarter during calendar years shown—4Q 2018: (4.71)%
Year to Date Return, Label [Optional Text]	Total return
Bar Chart, Year to Date Return	6.50%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best quarter during calendar years shown
Highest Quarterly Return	5.10%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter during calendar years shown
Lowest Quarterly Return	(4.71%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Class (inception date)	1 year	5 years	10 years
Class A (4/10/06) Return before taxes	(0.81)%	3.46%	1.82%
Return after taxes on distributions	(2.21)	2.19	1.01
Return after taxes on distributions and sale of fund shares	(0.48)	2.19	1.09
Bloomberg Global Aggregate Index (Index reflects no deduction for fees, expenses or taxes.)	5.73	(0.32)	0.38
FTSE Three-Month US Treasury Bill Index (Index reflects no deduction for fees, expenses or taxes.)	5.26	1.91	1.26
MSCI World Index (net) (Index reflects no deduction for fees and expenses.)	23.79	12.80	8.60
HFRI Fund of Funds Composite Index (Index reflects no deduction for fees, expenses or taxes.)	6.07	5.09	3.23

Average Annual Return, Caption [Optional Text]	Average annual total returns (figures reflect sales charges) (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(Index reflects no deduction for fees and expenses.)
Performance Availability Website Address [Text]	www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance
Class P Prospectus - UBS Government Money Market Investments Fund | PACE Mortgage-Backed Securities Fixed Income Investments
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P shares of the fund may be held; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Bloomberg US Aggregate Bond Index, which represents a broad measure of market performance, as well as an additional index over time. Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the

Bloomberg US Aggregate Bond Index as a replacement for the Bloomberg US Mortgage-Backed Securities Index. The table also includes the average annual returns of the Bloomberg US Mortgage-Backed Securities Index, which is generally representative of the market sectors or types of investments in which the fund invests. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Pacific Investment Management Company LLC ("PIMCO") assumed day-to-day management of the fund's assets in June 1995. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Bloomberg US Aggregate Bond Index, which represents a broad measure of market performance, as well as an additional index over time.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P shares of the fund may be held; if it did, the total returns shown would be lower.
Bar Chart [Heading]	PACE Mortgage-Backed Securities Fixed Income Investments Annual Total Returns of Class P Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Total return January 1 - September 30, 2024: 4.60% Best quarter during calendar years shown—4Q 2023: 7.42% Worst quarter during calendar years shown—3Q 2022: (5.88)%
Year to Date Return, Label [Optional Text]	Total return
Bar Chart, Year to Date Return	4.60%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best quarter during calendar years shown
Highest Quarterly Return	7.42%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter during calendar years shown
Lowest Quarterly Return	(5.88%)
Lowest Quarterly Return, Date	Sep. 30, 2022
Performance Table Market Index Changed	Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the Bloomberg US Aggregate Bond Index as a replacement for the Bloomberg US Mortgage-Backed Securities Index.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Class (inception date)	1 year	5 years	10 years
Class P (8/24/95) Return before taxes	5.12%	0.37%	1.37%
Return after taxes on distributions	2.96	(1.11)	0.05
Return after taxes on distributions and sale of fund shares	2.98	(0.32)	0.49
Bloomberg US Aggregate Bond Index (Index reflects no deduction for fees, expenses or taxes.)	5.53	1.10	1.81
Bloomberg US Mortgage-Backed Securities Index (Index reflects no deduction for fees, expenses or taxes.)	5.05	0.25	1.38

*  Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P shares held through advisory programs may be subject to a program fee and Class P shares held through certain brokerage platforms may be subject to commissions or other fees, which, if included, would have reduced performance.

Average Annual Return, Caption [Optional Text]	Average annual total returns (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(Index reflects no deduction for fees,expenses or taxes.)
Performance Availability Website Address [Text]	www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance
Class P Prospectus - UBS Government Money Market Investments Fund | UBS Government Money Market Investments Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P shares of the fund may be held; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. The fund's past performance is not necessarily an indication of how the fund will perform in the future. Prior to November 27, 2019, the fund was named PACE Government Money Market Investments. Prior to November 28, 2015, the fund was named PACE Money Market Investments, and the fund operated under certain different investment policies. The fund's historical performance may not represent its current investment policies. Updated performance information is available by contacting your Financial Advisor or by calling 1-888-793 8637 (Option #1).

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Bar Chart [Heading]	UBS Government Money Market Investments Fund Annual Total Returns of Class P Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

Total return January 1 - September 30, 2024: 3.98%
Best quarter during calendar years shown—4Q 2023: 1.34%
Worst quarter during calendar years shown—1Q 2014; 1Q 2015; 1Q 2021; 1Q 2022: 0.00% (Actual total returns were 0.0025%)

Year to Date Return, Label [Optional Text]	Total return
Bar Chart, Year to Date Return	3.98%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best quarter during calendar years shown
Highest Quarterly Return	1.34%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter during calendar years shown
Lowest Quarterly Return	0.0025%
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance [Table]
Class (inception date)	1 year	5 years	10 years
Class P (8/24/95)	5.03%	1.60%	0.96%

Average Annual Return, Caption [Optional Text]	Average annual total returns (figures do not reflect the deduction of the PACE Select Advisors Program Fee) (for the periods ended December 31, 2023)
Class P Prospectus - PACE Intermediate Fixed Income Investments | PACE Intermediate Fixed Income Investments
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P shares of the fund may be held; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Bloomberg US Aggregate Bond Index, which represents a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that another subadvisor was responsible for managing the fund's assets during previous periods. Brown Brothers Harriman & Co., acting through a separately identifiable department known as the Brown Brothers Harriman Mutual Fund Advisory Department ("BBH"), assumed day-to-day management of the fund's assets on August 12, 2022. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Bloomberg US Aggregate Bond Index, which represents a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P shares of the fund may be held; if it did, the total returns shown would be lower.
Bar Chart [Heading]	PACE Intermediate Fixed Income Investments Annual Total Returns of Class P Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Total return January 1 - September 30, 2024: 6.28% Best quarter during calendar years shown—4Q 2023: 7.27% Worst quarter during calendar years shown—1Q 2022: (6.11)%
Year to Date Return, Label [Optional Text]	Total return
Bar Chart, Year to Date Return	6.28%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best quarter during calendar years shown
Highest Quarterly Return	7.27%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter during calendar years shown
Lowest Quarterly Return	(6.11%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Class (inception date)	1 year	5 years	10 years
Class P (8/24/95) Return before taxes	7.82%	1.48%	1.52%
Return after taxes on distributions	5.37	0.07	0.37
Return after taxes on distributions and sale of fund shares	4.56	0.61	0.71
Bloomberg US Aggregate Bond Index (Index reflects no deduction for fees, expenses or taxes.)	5.53	1.10	1.81

*  Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P shares held through advisory programs may be subject to a program fee and Class P shares held through certain brokerage platforms may be subject to commissions or other fees, which, if included, would have reduced performance.

Average Annual Return, Caption [Optional Text]	Average annual total returns (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(Index reflects no deduction for fees,expenses or taxes.)
Performance Availability Website Address [Text]	www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance
Class P Prospectus - PACE Strategic Fixed Income Investments | PACE Strategic Fixed Income Investments
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P shares of the fund may be held; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Bloomberg US Aggregate Bond Index, which represents a broad measure of market performance, as well as an additional index over time. Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the Bloomberg US Aggregate Bond Index as a replacement for the Bloomberg US Government/Credit Index. The table also includes the average annual returns of the Bloomberg US Government/Credit Index, which is generally representative of the market sectors or types of investments in which the fund invests. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that other subadvisors were responsible for managing portions of the fund's assets during previous periods. Pacific Investment Management Company LLC ("PIMCO") assumed day-to-day management of a separate portion of the fund's assets on August 24, 1995. Neuberger Berman Investment Advisers LLC ("Neuberger Berman") assumed day-to-day management of a separate portion of the fund's assets on January 21, 2015. Brown Brothers Harriman & Co., acting through a separately identifiable department known as the Brown Brothers Harriman Mutual Fund Advisory Department ("BBH"), assumed day-to-day management of a separate portion of the fund's assets on August 12, 2022. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Bloomberg US Aggregate Bond Index, which represents a broad measure of market performance, as well as an additional index over time. Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the Bloomberg US Aggregate Bond Index as a replacement for the Bloomberg US Government/Credit Index.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P shares of the fund may be held; if it did, the total returns shown would be lower.
Bar Chart [Heading]	PACE Strategic Fixed Income Investments Annual Total Returns of Class P Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Total return January 1 - September 30, 2024: 6.08% Best quarter during calendar years shown—4Q 2023: 7.26% Worst quarter during calendar years shown—1Q 2022: (6.26)%
Year to Date Return, Label [Optional Text]	Total return
Bar Chart, Year to Date Return	6.08%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best quarter during calendar years shown
Highest Quarterly Return	7.26%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter during calendar years shown
Lowest Quarterly Return	(6.26%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Market Index Changed	Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the Bloomberg US Aggregate Bond Index as a replacement for the Bloomberg US Government/Credit Index.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Class (inception date)	1 year	5 years	10 years
Class P (8/24/95)
Return before taxes	8.03%	2.21%	2.51%
Return after taxes on distributions	5.78	0.49	0.95
Return after taxes on distributions and sale of fund shares	4.68	1.00	1.27
Bloomberg US Aggregate Bond Index (Index reflects no deduction for fees, expenses or taxes.)	5.53	1.10	1.81
Bloomberg US Government/Credit Index (Index reflects no deduction for fees, expenses or taxes.)	5.72	1.41	1.97

*  Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P shares held through advisory programs may be subject to a program fee and Class P shares held through certain brokerage platforms may be subject to commissions or other fees, which, if included, would have reduced performance.

Average Annual Return, Caption [Optional Text]	Average annual total returns (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(Index reflects no deduction for fees,expenses or taxes.)
Performance Availability Website Address [Text]	www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance
Class P Prospectus - PACE Municipal Fixed Income Investments | PACE Municipal Fixed Income Investments
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P shares of the fund may be held; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as well as an additional index over time. Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the Bloomberg Municipal Bond Index as a replacement for the Bloomberg US Municipal 3-15 Year Blend Index. The table also includes the average annual returns of the Bloomberg US Municipal 3-15 Year Blend Index, which is generally representative of the market sectors or types of investments in which the fund invests. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. A predecessor entity of Insight North America LLC ("Insight") assumed day-to-day management of the fund's assets in June 2000. Insight assumed day-to-day management of the fund's assets on September 1, 2021. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as well as an additional index over time.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P shares of the fund may be held; if it did, the total returns shown would be lower.
Bar Chart [Heading]	PACE Municipal Fixed Income Investments Annual Total Returns of Class P Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Total return January 1 - September 30, 2024: 1.91% Best quarter during calendar years shown—4Q 2023: 6.42% Worst quarter during calendar years shown—1Q 2022: (5.72)%
Year to Date Return, Label [Optional Text]	Total return
Bar Chart, Year to Date Return	1.91%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best quarter during calendar years shown
Highest Quarterly Return	6.42%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter during calendar years shown
Lowest Quarterly Return	(5.72%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Market Index Changed	Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the Bloomberg Municipal Bond Index as a replacement for the Bloomberg US Municipal 3-15 Year Blend Index.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Class (inception date)	1 year	5 years	10 years
Class P (8/24/95) Return before taxes	5.53%	1.99%	2.47%
Return after taxes on distributions	4.50	1.28	2.07
Return after taxes on distributions and sale of fund shares	3.25	1.43	2.17
Bloomberg Municipal Bond Index (Index reflects no deduction for fees, expenses or taxes.)	6.40	2.25	3.03
Bloomberg US Municipal 3-15 Year Blend Index (Index reflects no deduction for fees, expenses or taxes.)	5.42	2.25	2.74

*  Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P shares held through advisory programs may be subject to a program fee and Class P shares held through certain brokerage platforms may be subject to commissions or other fees, which, if included, would have reduced performance.

Average Annual Return, Caption [Optional Text]	Average annual total returns (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(Index reflects no deduction for fees,expenses or taxes.)
Performance Availability Website Address [Text]	www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance
Class P Prospectus - PACE Global Fixed Income Investments | PACE Global Fixed Income Investments
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P shares of the fund may be held; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Bloomberg Global Aggregate Index, which represents a broad measure of market performance, as well as an additional index over time. The table also includes the average annual returns of the Bloomberg Global Aggregate ex USD 50% Hedged Index, which provides information regarding the effectiveness of the fund's historical currency hedging policy. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that other subadvisors were responsible for managing portions of the fund's assets during previous periods. J.P. Morgan Investment Management Inc. ("J.P. Morgan") assumed day-to-day management of the fund's assets on January 9, 2017. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Bloomberg Global Aggregate Index, which represents a broad measure of market performance, as well as an additional index over time.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P shares of the fund may be held; if it did, the total returns shown would be lower.
Bar Chart [Heading]	PACE Global Fixed Income Investments Annual Total Returns of Class P Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Total return January 1 - September 30, 2024: 3.50% Best quarter during calendar years shown—4Q 2023: 8.72% Worst quarter during calendar years shown—4Q 2016: (9.64)%
Year to Date Return, Label [Optional Text]	Total return
Bar Chart, Year to Date Return	3.50%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best quarter during calendar years shown
Highest Quarterly Return	8.72%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter during calendar years shown
Lowest Quarterly Return	(9.64%)
Lowest Quarterly Return, Date	Dec. 31, 2016
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Class (inception date)	1 year	5 years	10 years
Class P (8/24/95) Return before taxes	4.35%	(0.06)%	0.35%
Return after taxes on distributions	2.91	(1.19)	(0.60)
Return after taxes on distributions and sale of fund shares	2.54	(0.44)	(0.10)
Bloomberg Global Aggregate Index	5.73	(0.32)	0.38
Bloomberg Global Aggregate ex USD 50% Hedged Index (Indices reflect no deduction for fees, expenses or taxes.)	5.72	(1.56)	(0.79)

*  Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P shares held through advisory programs may be subject to a program fee and Class P shares held through certain brokerage platforms may be subject to commissions or other fees, which, if included, would have reduced performance.

Average Annual Return, Caption [Optional Text]	Average annual total returns (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(Indices reflect no deduction for fees,expenses or taxes.)
Performance Availability Website Address [Text]	www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance
Class P Prospectus - PACE High Yield Investments | PACE High Yield Investments
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P shares of the fund may be held; if it did, the total returns shown would be lower. The information provides some indica-

tion of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Bloomberg US Aggregate Bond Index, which represents a broad measure of market performance, as well as an additional index over time. Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the Bloomberg US Aggregate Bond Index as a replacement for the ICE BofA Global High Yield Index (Hedged in USD). The table also includes the average annual returns of the ICE BofA Global High Yield Index (Hedged in USD), which is generally representative of the market sectors or types of investments in which the fund invests. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that another subadvisor was responsible for managing the fund's assets during previous periods. Nomura Corporate Research and Asset Management Inc. ("NCRAM") assumed day-to-day management of the fund's assets on or around July 1, 2015. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information provides some indica-tion of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Bloomberg US Aggregate Bond Index, which represents a broad measure of market performance, as well as an additional index over time.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P shares of the fund may be held; if it did, the total returns shown would be lower.
Bar Chart [Heading]	PACE High Yield Investments Annual Total Returns of Class P Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Total return January 1 - September 30, 2024: 7.80% Best quarter during calendar years shown—2Q 2020: 11.83% Worst quarter during calendar years shown—1Q 2020: (15.38)%
Year to Date Return, Label [Optional Text]	Total return
Bar Chart, Year to Date Return	7.80%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best quarter during calendar years shown
Highest Quarterly Return	11.83%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter during calendar years shown
Lowest Quarterly Return	(15.38%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Market Index Changed	Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the Bloomberg US Aggregate Bond Index as a replacement for the ICE BofA Global High Yield Index (Hedged in USD).
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Class (inception date)	1 year	5 years	10 years
Class P (4/10/06) Return before taxes	12.76%	4.54%	3.91%
Return after taxes on distributions	9.87	2.07	1.43
Return after taxes on distributions and sale of fund shares	7.44	2.41	1.87
Bloomberg US Aggregate Index (Index reflects no deduction for fees, expenses or taxes.)	5.53	1.10	1.81
ICE BofA Global High Yield Index (Hedged in USD) (Index reflects no deduction for fees, expenses or taxes.)	13.11	4.77	4.56

*  Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P shares held through advisory programs may be subject to a program fee and Class P shares held through certain brokerage platforms may be subject to commissions or other fees, which, if included, would have reduced performance.

Average Annual Return, Caption [Optional Text]	Average annual total returns (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(Index reflects no deduction for fees,expenses or taxes.)
Performance Availability Website Address [Text]	www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance
Class P Prospectus - PACE Large Co Value Equity Investments | PACE Large Co Value Equity Investments
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P shares of the fund may be held; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Russell 1000 Index, which represents a broad measure of market performance, as well as an additional index over time. Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the Russell 1000 Index as a replacement for the Russell 1000 Value Index. The table also includes the average annual returns of the Russell 1000 Value Index, which is generally representative of the market sectors or types of investments in which the fund invests. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that other subadvisors were responsible for managing portions of the fund's assets during previous periods. Wellington Management

Company LLP ("Wellington") assumed day-to-day management of a separate portion of the fund's assets on November 13, 2020. Artisan Partners Limited Partnership ("Artisan Partners") assumed day-to-day management of a separate portion of the fund's assets on May 10, 2021. Hotchkis and Wiley Capital Management, LLC ("Hotchkis & Wiley"), assumed day-to-day management of the fund's assets on April 14, 2023. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Russell 1000 Index, which represents a broad measure of market performance, as well as an additional index over time.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P shares of the fund may be held; if it did, the total returns shown would be lower.
Bar Chart [Heading]	PACE Large Co Value Equity Investments Annual Total Returns of Class P Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Total return January 1 - September 30, 2024: 15.22% Best quarter during calendar years shown—Q4 2020: 19.46% Worst quarter during calendar years shown—1Q 2020: (31.99)%
Year to Date Return, Label [Optional Text]	Total return
Bar Chart, Year to Date Return	15.22%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best quarter during calendar years shown
Highest Quarterly Return	19.46%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter during calendar years shown
Lowest Quarterly Return	(31.99%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Market Index Changed	Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the Russell 1000 Index as a replacement for the Russell 1000 Value Index.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Class (inception date)	1 year	5 years	10 years
Class P (8/24/95) Return before taxes	15.40%	10.66%	7.83%
Return after taxes on distributions	13.28	8.09	5.33
Return after taxes on distributions and sale of fund shares	9.40	7.99	5.68
Russell 1000 Index (Index reflects no deduction for fees, expenses or taxes.)	26.53	15.52	11.80
Russell 1000 Value Index (Index reflects no deduction for fees, expenses or taxes.)	11.46	10.91	8.40

*  Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P shares held through advisory programs may be subject to a program fee and Class P shares held through certain brokerage platforms may be subject to commissions or other fees, which, if included, would have reduced performance.

Average Annual Return, Caption [Optional Text]	Average annual total returns (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(Index reflects no deduction for fees,expenses or taxes.)
Performance Availability Website Address [Text]	www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance
Class P Prospectus - PACE Large Co Growth Equity Investments | PACE Large Co Growth Equity Investments
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P shares of the fund may be held; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Russell 1000 Index, which represents a broad measure of market performance, as well as an additional index over time. Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the Russell 1000 Index as a replacement for the Russell 1000 Growth Index. The table also includes the average annual returns of the Russell 1000 Growth Index, which is generally representative of the market sectors or types of investments in which the fund invests. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that other subadvisors were responsible for managing portions of the fund's assets during previous periods. J.P. Morgan Investment Management, Inc. ("J.P. Morgan") assumed day-to-day management of a separate portion of the fund's assets on October 5, 2012. GQG Partners LLC ("GQG") assumed day-to-day management of a separate portion of the fund's assets on December 15, 2021. Polen Capital Management, LLC ("Polen") assumed day-to-day management of a separate portion of the fund's assets on December 15, 2021. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Russell 1000 Index, which represents a broad measure of market performance, as well as an additional index over time.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P shares of the fund may be held; if it did, the total returns shown would be lower.
Bar Chart [Heading]	PACE Large Co Growth Equity Investments Annual Total Returns of Class P Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Total return January 1 - September 30, 2024: 22.41% Best quarter during calendar years shown—2Q 2020: 28.85% Worst quarter during calendar years shown—2Q 2022: (19.06)%
Year to Date Return, Label [Optional Text]	Total return
Bar Chart, Year to Date Return	22.41%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best quarter during calendar years shown
Highest Quarterly Return	28.85%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter during calendar years shown
Lowest Quarterly Return	(19.06%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Market Index Changed	Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the Russell 1000 Index as a replacement for the Russell 1000 Growth Index.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Class (inception date)	1 year	5 years	10 years
Class P (8/24/95) Return before taxes	35.15%	16.68%	12.38%
Return after taxes on distributions	34.49	11.66	8.42
Return after taxes on distributions and sale of fund shares	21.28	12.67	9.17
Russell 1000 Index (Index reflects no deduction for fees, expenses or taxes.)	26.53	15.52	11.80
Russell 1000 Growth Index (Index reflects no deduction for fees, expenses or taxes.)	42.68	19.50	14.86

*  Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P shares held through advisory programs may be subject to a program fee and Class P shares held through certain brokerage platforms may be subject to commissions or other fees, which, if included, would have reduced performance.

Average Annual Return, Caption [Optional Text]	Average annual total returns (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(Index reflects no deduction for fees,expenses or taxes.)
Performance Availability Website Address [Text]	www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance
Class P Prospectus - PACE Small/Medium Co Value Equity Investments | PACE Small/Medium Co Value Equity Investments
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P shares of the fund may be held; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Russell 3000 Index, which represents a broad measure of market performance, as well as an additional index over time. Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the Russell 3000 Index as a replacement for the Russell 2500 Value Index. The table also includes the average annual returns of the Russell 2500 Value Index, which is generally representative of the market sectors or types of investments in which the fund invests. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that other subadvisors were responsible for managing portions of the fund's assets during previous periods. Kayne Anderson Rudnick Investment Management, LLC ("Kayne Anderson Rudnick") assumed day-to-day management of a separate portion of the fund's assets on March 6, 2012. Victory Capital Management Inc., through its business unit branded as Integrity Asset Management ("Victory") assumed day-to-day management of a separate portion of the fund's assets on December 19, 2023. ARGA Investment Management, LP ("ARGA") assumed day-to-day management of a separate portion of the fund's assets on December 19, 2023. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Russell 3000 Index, which represents a broad measure of market performance, as well as an additional index over time.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P shares of the fund may be held; if it did, the total returns shown would be lower.
Bar Chart [Heading]	PACE Small/Medium Co Value Equity Investments Annual Total Returns of Class P Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Total return January 1 - September 30, 2024: 8.24% Best quarter during calendar years shown—4Q 2020: 32.32% Worst quarter during calendar years shown—1Q 2020: (34.31)%
Year to Date Return, Label [Optional Text]	Total return
Bar Chart, Year to Date Return	8.24%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best quarter during calendar years shown
Highest Quarterly Return	32.32%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter during calendar years shown
Lowest Quarterly Return	(34.31%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Market Index Changed	Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the Russell 3000 Index as a replacement for the Russell 2500 Value Index.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Class (inception date)	1 year	5 years	10 years
Class P (8/24/95) Return before taxes	12.58%	11.59%	7.09%
Return after taxes on distributions	12.26	9.53	4.71
Return after taxes on distributions and sale of fund shares	7.44	8.94	4.96
Russell 3000 Index (Index reflects no deduction for fees, expenses or taxes.)	25.96	15.16	11.48
Russell 2500 Value Index (Index reflects no deduction for fees, expenses or taxes.)	15.98	10.79	7.42

*  Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P shares held through advisory programs may be subject to a program fee and Class P shares held through certain brokerage platforms may be subject to commissions or other fees, which, if included, would have reduced performance.

Average Annual Return, Caption [Optional Text]	Average annual total returns (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(Index reflects no deduction for fees,expenses or taxes.)
Performance Availability Website Address [Text]	www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance
Class P Prospectus - PACE Small/Medium Co Growth Equity Investments | PACE Small/Medium Co Growth Equity Investments
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P shares of the fund may be held; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Russell 3000 Index, which represents a broad measure of market performance, as well as an additional index over time. Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the Russell 3000 Index as a replacement for the Russell 2500 Growth Index. The table also includes the average annual returns of the Russell 2500 Growth Index, which is generally representative of the market sectors or types of investments in which the fund invests. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that other subadvisors were responsible for managing portions of the fund's assets during previous periods. Riverbridge Partners, LLC ("Riverbridge") assumed day-to-day management of a portion of the fund's assets on October 1, 2005. An entity that was acquired by Calamos Advisors LLC ("Calamos") on May 31, 2019 assumed day-to-day management of a separate portion of the fund's assets on November 25, 2013. Calamos assumed day-to-day management of a separate portion of the fund's assets on May 31, 2019. Jacobs Levy Equity Management, Inc. ("Jacobs Levy") assumed day-to-day management of a separate portion of the fund's assets on January 10, 2019. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Russell 3000 Index, which represents a broad measure of market performance, as well as an additional index over time.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P shares of the fund may be held; if it did, the total returns shown would be lower.
Bar Chart [Heading]	PACE Small/Medium Co Growth Equity Investments Annual Total Returns of Class P Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Total return January 1 - September 30, 2024: 7.79% Best quarter during calendar years shown—2Q 2020: 33.82% Worst quarter during calendar years shown—1Q 2020: (24.17)%
Year to Date Return, Label [Optional Text]	Total return
Bar Chart, Year to Date Return	7.79%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best quarter during calendar years shown
Highest Quarterly Return	33.82%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter during calendar years shown
Lowest Quarterly Return	(24.17%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Market Index Changed	Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the Russell 3000 Index as a replacement for the Russell 2500 Growth Index.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Class (inception date)	1 year	5 years	10 years
Class P (8/24/95) Return before taxes	15.89%	10.83%	7.76%
Return after taxes on distributions	15.89	7.55	4.53
Return after taxes on distributions and sale of fund shares	9.40	8.15	5.34
Russell 3000 Index (Index reflects no deduction for fees, expenses or taxes.)	25.96	15.16	11.48
Russell 2500 Growth Index (Index reflects no deduction for fees, expenses or taxes.)	18.93	11.43	8.78

*  Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P shares held through advisory programs may be subject to a program fee and Class P shares held through certain brokerage platforms may be subject to commissions or other fees, which, if included, would have reduced performance.

Average Annual Return, Caption [Optional Text]	Average annual total returns (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(Index reflects no deduction for fees, expenses or taxes.)
Performance Availability Website Address [Text]	www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance
Class P Prospectus - PACE International Equity Investments | PACE International Equity Investments
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P shares of the fund may be held; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the MSCI EAFE Index, which represents a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that other subadvisors were responsible for managing portions of the fund's assets during previous periods. Mondrian Investment Partners Limited ("Mondrian") assumed day-to-day management of a portion of the fund's assets on April 1, 2004. Los Angeles Capital Management LLC ("Los Angeles Capital") assumed day-to-day management of another portion of the fund's assets on September 13, 2013. Chautauqua Capital Management—a Division of Robert W. Baird & Co. Incorporated ("Baird") assumed day-to-day management of a separate portion of the fund's assets on January 15, 2016. The Baird investment team (as employees of a different investment advisor) assumed responsibility for managing a separate portion of the fund's assets on August 5, 2013. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the MSCI EAFE Index, which represents a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P shares of the fund may be held; if it did, the total returns shown would be lower.
Bar Chart [Heading]	PACE International Equity Investments Annual Total Returns of Class P Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Total return January 1 - September 30, 2024: 14.60% Best quarter during calendar years shown—2Q 2020: 17.11% Worst quarter during calendar years shown—1Q 2020: (22.87)%
Year to Date Return, Label [Optional Text]	Total return
Bar Chart, Year to Date Return	14.60%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best quarter during calendar years shown
Highest Quarterly Return	17.11%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter during calendar years shown
Lowest Quarterly Return	(22.87%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Class (inception date)	1 year	5 years	10 years
Class P (8/24/95) Return before taxes	20.41%	9.01%	5.11%
Return after taxes on distributions	18.48	7.93	4.22
Return after taxes on distributions and sale of fund shares	12.16	6.95	3.93
MSCI EAFE Index (net) (Index reflects no deduction for fees and expenses.)	18.24	8.16	4.28

*  Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P shares held through advisory programs may be subject to a program fee and Class P shares held through certain brokerage platforms may be subject to commissions or other fees, which, if included, would have reduced performance.

Average Annual Return, Caption [Optional Text]	Average annual total returns (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(Index reflects no deduction for feesand expenses.)
Performance Availability Website Address [Text]	www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance
Class P Prospectus - PACE International Emerging Markets Equity Investments | PACE International Emerging Markets Equity Investments
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P shares of the fund may be held; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the MSCI Emerging Markets Index, which represents a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that other subadvisors were responsible for managing portions of the fund's assets during previous periods. William Blair Investment Management, LLC ("William Blair") assumed day-to-day management of a portion of the fund's assets on March 23, 2011. RWC Asset Advisors (US) LLC ("Redwheel") assumed day-to-day management of a separate portion of the fund's assets on September 11, 2019. ARGA Investment Management, LP ("ARGA") assumed day-to-day management of a separate portion of the fund's assets on December 11, 2020. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the MSCI Emerging Markets Index, which represents a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P shares of the fund may be held; if it did, the total returns shown would be lower.
Bar Chart [Heading]	PACE International Emerging Markets Equity Investments Annual Total Returns of Class P Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Total return January 1 - September 30, 2024: 13.90% Best quarter during calendar years shown—2Q 2020: 21.58% Worst quarter during calendar years shown—1Q 2020: (26.12)%
Year to Date Return, Label [Optional Text]	Total return
Bar Chart, Year to Date Return	13.90%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best quarter during calendar years shown
Highest Quarterly Return	21.58%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter during calendar years shown
Lowest Quarterly Return	(26.12%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Class (inception date)	1 year	5 years	10 years
Class P (8/24/95) Return before taxes	10.32%	4.66%	2.20%
Return after taxes on distributions	9.67	3.90	1.80
Return after taxes on distributions and sale of fund shares	6.10	3.73	1.87
MSCI Emerging Markets Index (net) (Index reflects no deduction for fees and expenses)	9.83	3.68	2.66

*  Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P shares held through advisory programs may be subject to a program fee and Class P shares held through certain brokerage platforms may be subject to commissions or other fees, which, if included, would have reduced performance.

Average Annual Return, Caption [Optional Text]	Average annual total returns (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(Index reflects no deduction for feesand expenses)
Performance Availability Website Address [Text]	www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance
Class P Prospectus - PACE Global Real Estate Securities Investments | PACE Global Real Estate Securities Investments
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P shares of the fund may be held; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the MSCI World Index, which represents a broad measure of market performance, as well as an additional index over time. Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the MSCI World Index as a replacement for the FTSE EPRA/NAREIT Developed Index. The table also includes the average annual returns of the FTSE EPRA/NAREIT Developed Index, which is generally representative of the market sectors or types of investments in which the fund invests. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that other subadvisors were responsible for managing portions of the fund's assets during previous periods. Massachusetts Financial Services Company, doing business as MFS Investment Management ("MFS") assumed day-to-day management of a separate portion of the fund's assets on March 11, 2021. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the MSCI World Index, which represents a broad measure of market performance, as well as an additional index over time.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P shares of the fund may be held; if it did, the total returns shown would be lower.
Bar Chart [Heading]	PACE Global Real Estate Securities Investments Annual Total Returns of Class P Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Total return January 1 - September 30, 2024: 8.76% Best quarter during calendar years shown—4Q 2023: 16.40% Worst quarter during calendar years shown—1Q 2020: (28.69)%
Year to Date Return, Label [Optional Text]	Total return
Bar Chart, Year to Date Return	8.76%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best quarter during calendar years shown
Highest Quarterly Return	16.40%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter during calendar years shown
Lowest Quarterly Return	(28.69%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Market Index Changed	Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the MSCI World Index as a replacement for the FTSE EPRA/NAREIT Developed Index.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Class (inception date)	1 year	5 years	10 years
Class P (1/22/07) Return before taxes	10.93%	2.81%	3.42%
Return after taxes on distributions	10.24	1.67	2.02
Return after taxes on distributions and sale of fund shares	6.47	1.70	2.05
MSCI World Index (net) (Index reflects no deduction for fees, expenses or taxes.)	23.79	12.80	8.60
FTSE EPRA/NAREIT Developed Index (Index reflects no deduction for fees, expenses or taxes.)	10.85	3.79	4.52

Average Annual Return, Caption [Optional Text]	Average annual total returns (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(Index reflects no deduction for fees, expenses or taxes.)
Performance Availability Website Address [Text]	www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance
Class P Prospectus - PACE Alternative Strategies Investments | PACE Alternative Strategies Investments
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P shares of the fund may be held; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Bloomberg Global Aggregate Index, which represents a broad measure of market performance, as well as additional indexes over time. The Bloomberg Global Aggregate Index shows how the fund's performance compares to the broad global markets for US and non-US corporate, government, governmental agency, supranational, mortgage-backed and asset-backed fixed income securities. The FTSE Three-Month US Treasury Bill Index shows how the fund is performing against the daily performance of 3-month US Treasury bills. The MSCI World Index (net) shows how the fund is performing against a diversified global equity index (an asset class in which the fund invests). The HFRI Fund of Funds Composite Index shows how the fund is performing against a broad measure of hedge fund returns. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that other subadvisors were responsible for managing portions of the fund's assets during previous periods. A predecessor entity of Allspring Global Investments, LLC ("Allspring") assumed day-to-day management of a separate portion of the fund's assets at the inception of the fund. Allspring assumed day-to-day management of a separate portion of the fund's assets on November 1, 2021. UBS AM assumed day-to-day management of a separate portion of the fund's assets (i.e., investing in other unaffiliated pooled investment vehicles and index futures) on March 31, 2014. Aviva Investors Americas LLC ("Aviva") assumed day-to-day management of a separate portion of the fund's assets on May 9, 2016. PCJ Investment Counsel Ltd. ("PCJ") assumed day-to day management of a separate portion of the fund's assets on July 8, 2016. Kettle Hill Capital Management, LLC ("Kettle Hill") assumed day-to-day management of a separate portion of the fund's assets on September 6, 2017. DLD Asset Management, LP ("DLD") assumed day-to-day management of a separate portion of the fund's assets on February 14, 2020. Magnetar Asset Management LLC ("Magnetar") assumed day-to-day management of a separate portion of the fund's assets on February 14, 2020. Electron Capital Partners, LLC ("Electron"), assumed day-to-day management of the fund's assets on February 21, 2023. Fulcrum Asset Management LLP ("FAM") assumed day-to-day management of a separate portion of the fund's assets on July 16, 2024. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Bloomberg Global Aggregate Index, which represents a broad measure of market performance, as well as additional indexes over time.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P shares of the fund may be held; if it did, the total returns shown would be lower.
Bar Chart [Heading]	PACE Alternative Strategies Investments Annual Total Returns of Class P Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Total return January 1 - September 30, 2024: 6.70% Best quarter during calendar years shown—2Q 2020: 5.12% Worst quarter during calendar years shown—4Q 2018: (4.65)%
Year to Date Return, Label [Optional Text]	Total return
Bar Chart, Year to Date Return	6.70%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best quarter during calendar years shown
Highest Quarterly Return	5.12%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter during calendar years shown
Lowest Quarterly Return	(4.65%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Class (inception date)	1 year	5 years	10 years
Class P (4/10/06) Return before taxes	5.15%	4.89%	2.66%
Return after taxes on distributions	3.56	3.55	1.72
Return after taxes on distributions and sale of fund shares	3.04	3.29	1.69
Bloomberg Global Aggregate Index (Index reflects no deduction for fees, expenses or taxes.)	5.73	(0.32)	0.38
FTSE Three-Month US Treasury Bill Index (Index reflects no deduction for fees, expenses or taxes.)	5.26	1.91	1.26
MSCI World Index (net) (Index reflects no deduction for fees and expenses.)	23.79	12.80	8.60
HFRI Fund of Funds Composite Index (Index reflects no deduction for fees, expenses or taxes.)	6.07	5.09	3.23

*  Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P shares held through advisory programs may be subject to a program fee and Class P shares held through certain brokerage platforms may be subject to commissions or other fees, which, if included, would have reduced performance.

Average Annual Return, Caption [Optional Text]	Average annual total returns (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(Index reflects no deduction for fees,expenses or taxes.)
Performance Availability Website Address [Text]	www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance
Class P2 Prospectus - PACE Mortgage-Backed Securities Fixed Income Investments | PACE Mortgage-Backed Securities Fixed Income Investments
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table for Class P shares of the fund, which is not offered in this prospectus. There is no performance information quoted for Class P2 shares of the fund as Class P2 shares have not completed a full calendar year of operations as of the date of this prospectus. Although Class P2 shares are invested in the same portfolio of securities as Class P shares, returns for Class P2 shares will differ from Class P shares to the extent that Class P2 shares are subject to different expenses. The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P2 shares of the fund may be held or advisory or management fees paid to UBS AM or its affiliates outside of the fund; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Bloomberg US Aggregate Bond Index, which represents a broad measure of market performance, as well as an additional index over time. Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the Bloomberg US Aggregate Bond Index as a replacement for the Bloomberg US Mortgage-Backed Securities Index. The table also includes the average annual returns of the Bloomberg US Mortgage-Backed Securities Index, which is generally representative of the market sectors or types of investments in which the fund invests. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Pacific Investment Management Company LLC ("PIMCO") assumed day-to-day management of the fund's assets in June 1995. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Bloomberg US Aggregate Bond Index, which represents a broad measure of market performance, as well as an additional index over time.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P2 shares of the fund may be held or advisory or management fees paid to UBS AM or its affiliates outside of the fund; if it did, the total returns shown would be lower.
Bar Chart [Heading]	PACE Mortgage-Backed Securities Fixed Income Investments Annual Total Returns of Class P Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Total return January 1 - September 30, 2024: 4.60% Best quarter during calendar years shown—4Q 2023: 7.42% Worst quarter during calendar years shown—3Q 2022: (5.88)%
Year to Date Return, Label [Optional Text]	Total return
Bar Chart, Year to Date Return	4.60%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best quarter during calendar years shown
Highest Quarterly Return	7.42%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter during calendar years shown
Lowest Quarterly Return	(5.88%)
Lowest Quarterly Return, Date	Sep. 30, 2022
Performance Table Market Index Changed	Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the Bloomberg US Aggregate Bond Index as a replacement for the Bloomberg US Mortgage-Backed Securities Index.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Class (inception date)	1 year	5 years	10 years
Class P (8/24/95) Return before taxes	5.12%	0.37%	1.37%
Return after taxes on distributions	2.96	(1.11)	0.05
Return after taxes on distributions and sale of fund shares	2.98	(0.32)	0.49
Bloomberg US Aggregate Bond Index (Index reflects no deduction for fees, expenses or taxes.)	5.53	1.10	1.81
Bloomberg US Mortgage-Backed Securities Index (Index reflects no deduction for fees, expenses or taxes.)	5.05	0.25	1.38

*  Class P2 shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P2 shares held through advisory programs may be subject to a program fee, advisory fee or other fees, which, if included, would have reduced performance.

Average Annual Return, Caption [Optional Text]	Average annual total returns (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(Index reflects no deduction for fees, expenses or taxes.)
Performance Availability Website Address [Text]	www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance
Class P2 Prospectus - PACE Intermediate Fixed Income Investments | PACE Intermediate Fixed Income Investments
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table for Class P shares of the fund, which is not offered in this prospectus. There is no performance information quoted for Class P2 shares of the fund as Class P2 shares have not completed a full calendar year of operations as of the date of this prospectus. Although Class P2 shares are invested in the same portfolio of securities as Class P shares, returns for Class P2 shares will differ from Class P shares to the extent that Class P2 shares are subject to different expenses. The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P2 shares of the fund may be held or advisory or management fees paid to UBS AM or its affiliates outside of the fund; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Bloomberg US Aggregate Bond Index, which represents a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that another subadvisor was responsible for managing the fund's assets during previous periods. Brown Brothers Harriman & Co., acting through a separately identifiable department known as the Brown Brothers Harriman Mutual Fund Advisory Department ("BBH"), assumed day-to-day management of the fund's assets on August 12, 2022. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Bloomberg US Aggregate Bond Index, which represents a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P2 shares of the fund may be held or advisory or management fees paid to UBS AM or its affiliates outside of the fund; if it did, the total returns shown would be lower.
Bar Chart [Heading]	PACE Intermediate Fixed Income Investments Annual Total Returns of Class P Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Total return January 1 - September 30, 2024: 6.28% Best quarter during calendar years shown—4Q 2023: 7.27% Worst quarter during calendar years shown—1Q 2022: (6.11)%
Year to Date Return, Label [Optional Text]	Total return
Bar Chart, Year to Date Return	6.28%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best quarter during calendar years shown
Highest Quarterly Return	7.27%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter during calendar years shown
Lowest Quarterly Return	(6.11%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Class (inception date)	1 year	5 years	10 years
Class P (8/24/95) Return before taxes	7.82%	1.48%	1.52%
Return after taxes on distributions	5.37	0.07	0.37
Return after taxes on distributions and sale of fund shares	4.56	0.61	0.71
Bloomberg US Aggregate Bond Index (Index reflects no deduction for fees, expenses or taxes.)	5.53	1.10	1.81

*  Class P2 shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P2 shares held through advisory programs may be subject to a program fee, advisory fee or other fees, which, if included, would have reduced performance.

Average Annual Return, Caption [Optional Text]	Average annual total returns (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(Index reflects no deduction for fees, expenses or taxes.)
Performance Availability Website Address [Text]	www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance
Class P2 Prospectus - PACE Strategic Fixed Income Investments | PACE Strategic Fixed Income Investments
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table for Class P shares of the fund, which is not offered in this prospectus. There is no performance information quoted for Class P2 shares of the fund as Class P2 shares have not completed a full calendar year of operations as of the date of this prospectus. Although Class P2 shares are invested in the same portfolio of securities as Class P shares, returns for Class P2 shares will differ from Class P shares to the extent that Class P2 shares are subject to different expenses. The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P2 shares of the fund may be held or advisory or management fees paid to UBS AM or its affiliates outside of the fund; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Bloomberg US Aggregate Bond Index, which represents a broad measure of market performance, as well as an additional index over time. Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the Bloomberg US Aggregate Bond Index as a replacement for the Bloomberg US Government/Credit Index. The table also includes the average annual returns of the Bloomberg US Government/Credit Index, which is generally representative of the market sectors or types of investments in which the fund invests. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that other subadvisors were responsible for managing portions of the fund's assets during previous periods. Pacific Investment Management Company LLC ("PIMCO") assumed day-to-day management of a separate portion of the fund's assets on August 24, 1995. Neuberger Berman Investment Advisers LLC ("Neuberger Berman") assumed day-to-day management of a separate portion of the fund's assets on January 21, 2015. Brown Brothers Harriman & Co., acting through a separately identifiable department known as the Brown Brothers Harriman Mutual Fund Advisory Department ("BBH"), assumed day-to-day management of a separate portion of the fund's assets on August 12, 2022. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Bloomberg US Aggregate Bond Index, which represents a broad measure of market performance, as well as an additional index over time.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P2 shares of the fund may be held or advisory or management fees paid to UBS AM or its affiliates outside of the fund; if it did, the total returns shown would be lower.
Bar Chart [Heading]	PACE Strategic Fixed Income Investments Annual Total Returns of Class P Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Total return January 1 - September 30, 2024: 6.08% Best quarter during calendar years shown—4Q 2023: 7.26% Worst quarter during calendar years shown—1Q 2022: (6.26)%
Year to Date Return, Label [Optional Text]	Total return
Bar Chart, Year to Date Return	6.08%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best quarter during calendar years shown
Highest Quarterly Return	7.26%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter during calendar years shown
Lowest Quarterly Return	(6.26%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Market Index Changed	Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the Bloomberg US Aggregate Bond Index as a replacement for the Bloomberg US Government/Credit Index.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Class (inception date)	1 year	5 years	10 years
Class P (8/24/95)
Return before taxes	8.03%	2.21%	2.51%
Return after taxes on distributions	5.78	0.49	0.95
Return after taxes on distributions and sale of fund shares	4.68	1.00	1.27
Bloomberg US Aggregate Bond Index (Index reflects no deduction for fees, expenses or taxes.)	5.53	1.10	1.81
Bloomberg US Government/ Credit Index (Index reflects no deduction for fees, expenses or taxes.)	5.72	1.41	1.97

*  Class P2 shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P2 shares held through advisory programs may be subject to a program fee, advisory fee or other fees, which, if included, would have reduced performance.

Average Annual Return, Caption [Optional Text]	Average annual total returns (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(Index reflects no deduction for fees, expenses or taxes.)
Performance Availability Website Address [Text]	www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance
Class P2 Prospectus - PACE Municipal Fixed Income Investments | PACE Municipal Fixed Income Investments
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table for Class P shares of the fund, which is not offered in this prospectus. There is no performance information quoted for Class P2 shares of the fund as Class P2 shares have not completed a full calendar year of operations as of the date of this prospectus. Although Class P2 shares are invested in the same portfolio of securities as Class P shares, returns for Class P2 shares will differ from Class P shares to the extent that Class P2 shares are subject to different expenses. The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P2 shares of the fund may be held or advisory or management fees paid to UBS AM or its affiliates outside of the fund; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as well as an additional index over time. Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the Bloomberg Municipal Bond Index as a replacement for the Bloomberg US Municipal 3-15 Year Blend Index. The table also includes the average annual returns of the Bloomberg US Municipal 3-15 Year Blend Index, which is generally representative of the market sectors or types of investments in which the fund invests. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. A predecessor entity of Insight North America LLC ("Insight") assumed day-to-day management of the fund's assets in June 2000. Insight assumed day-to-day management of the fund's assets on September 1, 2021. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as well as an additional index over time.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P2 shares of the fund may be held or advisory or management fees paid to UBS AM or its affiliates outside of the fund; if it did, the total returns shown would be lower.
Bar Chart [Heading]	PACE Municipal Fixed Income Investments Annual Total Returns of Class P Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Total return January 1 - September 30, 2024: 1.91% Best quarter during calendar years shown—4Q 2023: 6.42% Worst quarter during calendar years shown—1Q 2022: (5.72)%
Year to Date Return, Label [Optional Text]	Total return
Bar Chart, Year to Date Return	1.91%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best quarter during calendar years shown
Highest Quarterly Return	6.42%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter during calendar years shown
Lowest Quarterly Return	(5.72%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Market Index Changed	Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the Bloomberg Municipal Bond Index as a replacement for the Bloomberg US Municipal 3-15 Year Blend Index.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Class (inception date)	1 year	5 years	10 years
Class P (8/24/95) Return before taxes	5.53%	1.99%	2.47%
Return after taxes on distributions	4.50	1.28	2.07
Return after taxes on distributions and sale of fund shares	3.25	1.43	2.17
Bloomberg Municipal Bond Index (Index reflects no deduction for fees, expenses or taxes.)	6.40	2.25	3.03
Bloomberg US Municipal 3-15 Year Blend Index (Index reflects no deduction for fees, expenses or taxes.)	5.42	2.25	2.74

*  Class P2 shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P2 shares held through advisory programs may be subject to a program fee, advisory fee or other fees, which, if included, would have reduced performance.

Average Annual Return, Caption [Optional Text]	Average annual total returns (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(Index reflects no deduction for fees, expenses or taxes.)
Performance Availability Website Address [Text]	www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance
Class P2 Prospectus - PACE Global Fixed Income Investments | PACE Global Fixed Income Investments
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table for Class P shares of the fund, which is not offered in this prospectus. There is no performance information quoted for Class P2 shares of the fund as Class P2 shares have not completed a full calendar year of operations as of the date of this prospectus. Although Class P2 shares are invested in the same portfolio of securities as Class P shares, returns for Class P2 shares will differ from Class P shares to the extent that Class P2 shares are subject to different expenses. The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P2 shares of the fund may be held or advisory or management fees paid to UBS AM or its affiliates outside of the fund; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Bloomberg Global Aggregate Index, which represents a broad measure of market performance, as well as an additional index over time. The table also includes the average annual returns of the Bloomberg Global Aggregate ex USD 50% Hedged Index, which provides information regarding the effectiveness of the fund's historical currency hedging policy. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that other subadvisors were responsible for managing portions of the fund's assets during previous periods. J.P. Morgan Investment Management Inc. ("J.P. Morgan") assumed day-to-day management of the fund's assets on January 9, 2017. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Bloomberg Global Aggregate Index, which represents a broad measure of market performance, as well as an additional index over time.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P2 shares of the fund may be held or advisory or management fees paid to UBS AM or its affiliates outside of the fund; if it did, the total returns shown would be lower.
Bar Chart [Heading]	PACE Global Fixed Income Investments Annual Total Returns of Class P Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Total return January 1 - September 30, 2024: 3.50% Best quarter during calendar years shown—4Q 2023: 8.72% Worst quarter during calendar years shown—4Q 2016: (9.64)%
Year to Date Return, Label [Optional Text]	Total return
Bar Chart, Year to Date Return	3.50%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best quarter during calendar years shown
Highest Quarterly Return	8.72%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter during calendar years shown
Lowest Quarterly Return	(9.64%)
Lowest Quarterly Return, Date	Dec. 31, 2016
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Class (inception date)	1 year	5 years	10 years
Class P (8/24/95) Return before taxes	4.35%	(0.06)%	0.35%
Return after taxes on distributions	2.91	(1.19)	(0.60)
Return after taxes on distributions and sale of fund shares	2.54	(0.44)	(0.10)
Bloomberg Global Aggregate Index	5.73	(0.32)	0.38
Bloomberg Global Aggregate ex USD 50% Hedged Index (Indices reflect no deduction for fees, expenses or taxes.)	5.72	(1.56)	(0.79)

*  Class P2 shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P2 shares held through advisory programs may be subject to a program fee, advisory fee or other fees, which, if included, would have reduced performance.

Average Annual Return, Caption [Optional Text]	Average annual total returns (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(Indices reflect no deduction for fees, expenses or taxes.)
Performance Availability Website Address [Text]	www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance
Class P2 Prospectus - PACE High Yield Investments | PACE High Yield Investments
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P2 shares of the fund may be held or advisory or management fees paid to UBS AM or its affiliates outside of the fund; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Bloomberg US Aggregate Bond Index, which represents a broad measure of market performance, as well as an additional index over time. Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the Bloomberg US Aggregate Bond Index as a replacement for the ICE BofA Global High Yield Index (Hedged in USD). The table also includes the average annual returns of the ICE BofA Global High Yield Index (Hedged in USD), which is generally representative of the market sectors or types of investments in which the fund invests. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that another subadvisor was responsible for managing the fund's assets during previous periods. Nomura Corporate Research and Asset Management Inc. ("NCRAM") assumed day-to-day management of the fund's assets on or around July 1, 2015. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Bloomberg US Aggregate Bond Index, which represents a broad measure of market performance, as well as an additional index over time.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P2 shares of the fund may be held or advisory or management fees paid to UBS AM or its affiliates outside of the fund; if it did, the total returns shown would be lower.
Bar Chart [Heading]	PACE High Yield Investments Annual Total Return of Class P2 Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Total return January 1 - September 30, 2024: 8.11% Best quarter during calendar year shown—4Q 2023: 6.40% Worst quarter during calendar year shown—2Q 2022: (10.66)%
Year to Date Return, Label [Optional Text]	Total return
Bar Chart, Year to Date Return	8.11%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best quarter during calendar year shown
Highest Quarterly Return	6.40%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter during calendar year shown
Lowest Quarterly Return	(10.66%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Market Index Changed	Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the Bloomberg US Aggregate Bond Index as a replacement for the ICE BofA Global High Yield Index (Hedged in USD).
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Class (inception date)	1 year	Life of fund
Class P2 (9/16/21) Return before taxes	12.91%	(0.43)%
Return after taxes on distributions	10.24	(2.74)
Return after taxes on distributions and sale of fund shares	7.53	(1.34)
Bloomberg US Aggregate Bond Index (Index reflects no deduction for fees, expenses or taxes.)	5.53	(4.06)
ICE BofA Global High Yield Index (Hedged in USD) (Index reflects no deduction for fees, expenses or taxes.)	13.11	(0.30)

*  Class P2 shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P2 shares held through advisory programs may be subject to a program fee, advisory fee or other fees, which, if included, would have reduced performance.

Average Annual Return, Caption [Optional Text]	Average annual total returns (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(Index reflects no deduction for fees, expenses or taxes.)
Performance Availability Website Address [Text]	www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance
Class P2 Prospectus - PACE Large Co Value Equity Investments | PACE Large Co Value Equity Investments
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table for Class P shares of the fund, which is not offered in this prospectus. There is no performance information quoted for Class P2 shares of the fund as Class P2 shares have not completed a full calendar year of operations as of the date of this prospectus. Although Class P2 shares are invested in the same portfolio of securities as Class P shares, returns for Class P2 shares will differ from Class P shares to the extent that Class P2 shares are subject to different expenses. The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P2 shares of the fund may be held or advisory or management fees paid to UBS AM or its affiliates outside of the fund; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Russell 1000 Index, which represents a broad measure of market performance, as well as an additional index over time. Effective

July 24, 2024 in accordance with new regulatory requirements, the fund selected the Russell 1000 Index as a replacement for the Russell 1000 Value Index. The table also includes the average annual returns of the Russell 1000 Value Index, which is generally representative of the market sectors or types of investments in which the fund invests. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that other subadvisors were responsible for managing portions of the fund's assets during previous periods. Wellington Management Company LLP ("Wellington") assumed day-to-day management of a separate portion of the fund's assets on November 13, 2020. Artisan Partners Limited Partnership ("Artisan Partners") assumed day-to-day management of a separate portion of the fund's assets on May 10, 2021. Hotchkis and Wiley Capital Management, LLC ("Hotchkis & Wiley"), assumed day-to-day management of the fund's assets on April 14, 2023. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Russell 1000 Index, which represents a broad measure of market performance, as well as an additional index over time.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P2 shares of the fund may be held or advisory or management fees paid to UBS AM or its affiliates outside of the fund; if it did, the total returns shown would be lower.
Bar Chart [Heading]	PACE Large Co Value Equity Investments Annual Total Returns of Class P Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Total return January 1 - September 30, 2024: 15.22% Best quarter during calendar years shown—4Q 2020: 19.46% Worst quarter during calendar years shown—1Q 2020: (31.99)%
Year to Date Return, Label [Optional Text]	Total return
Bar Chart, Year to Date Return	15.22%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best quarter during calendar years shown
Highest Quarterly Return	19.46%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter during calendar years shown
Lowest Quarterly Return	(31.99%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Market Index Changed	Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the Russell 1000 Index as a replacement for the Russell 1000 Value Index.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Class (inception date)	1 year	5 years	10 years
Class P (8/24/95) Return before taxes	15.40%	10.66%	7.83%
Return after taxes on distributions	13.28	8.09	5.33
Return after taxes on distributions and sale of fund shares	9.40	7.99	5.68
Russell 1000 Index (Index reflects no deduction for fees, expenses or taxes.)	26.53	15.52	11.80
Russell 1000 Value Index (Index reflects no deduction for fees, expenses or taxes.)	11.46	10.91	8.40

*  Class P2 shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P2 shares held through advisory programs may be subject to a program fee, advisory fee or other fees, which, if included, would have reduced performance.

Average Annual Return, Caption [Optional Text]	Average annual total returns (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(Index reflects no deduction for fees, expenses or taxes.)
Performance Availability Website Address [Text]	www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance
Class P2 Prospectus - PACE Large Co Growth Equity Investments | PACE Large Co Growth Equity Investments
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table for Class P shares of the fund, which is not offered in this prospectus. There is no performance information quoted for Class P2 shares of the fund as Class P2 shares have not completed a full calendar year of operations as of the date of this prospectus. Although Class P2 shares are invested in the same portfolio of securities as Class P shares, returns for Class P2 shares will differ from Class P shares to the extent that Class P2 shares are subject to different expenses. The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P2 shares of the fund may be held or advisory or management fees paid to UBS AM or its affiliates outside of the fund; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Russell 1000 Index, which represents a broad measure of market performance, as well as an additional index over time. Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the Russell 1000 Index as a replacement for the Russell 1000 Growth Index. The table also includes the average annual returns of the Russell 1000 Growth Index, which is generally representative of the market sectors or types of investments in which the fund invests. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that other subadvisors were responsible for managing portions of the fund's assets during previous periods. J.P. Morgan Investment Management, Inc. ("J.P. Morgan") assumed day-to-day management of a separate portion of the fund's assets on October 5, 2012. GQG Partners LLC ("GQG") assumed day-to-day management of a separate portion of the fund's assets on December 15, 2021. Polen Capital Management, LLC ("Polen") assumed day-to-day management of a separate portion of the fund's assets on December 15, 2021. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Russell 1000 Index, which represents a broad measure of market performance, as well as an additional index over time.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P2 shares of the fund may be held or advisory or management fees paid to UBS AM or its affiliates outside of the fund; if it did, the total returns shown would be lower.
Bar Chart [Heading]	PACE Large Co Growth Equity Investments Annual Total Returns of Class P Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Total return January 1 - September 30, 2024: 22.41% Best quarter during calendar years shown—2Q 2020: 28.85% Worst quarter during calendar years shown—2Q 2022: (19.06)%
Year to Date Return, Label [Optional Text]	Total return
Bar Chart, Year to Date Return	22.41%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best quarter during calendar years shown
Highest Quarterly Return	28.85%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter during calendar years shown
Lowest Quarterly Return	(19.06%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Market Index Changed	Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the Russell 1000 Index as a replacement for the Russell 1000 Growth Index.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Class (inception date)	1 year	5 years	10 years
Class P (8/24/95) Return before taxes	35.15%	16.68%	12.38%
Return after taxes on distributions	34.49	11.66	8.42
Return after taxes on distributions and sale of fund shares	21.28	12.67	9.17
Russell 1000 Index (Index reflects no deduction for fees, expenses or taxes.)	26.53	15.52	11.80
Russell 1000 Growth Index (Index reflects no deduction for fees, expenses or taxes.)	42.68	19.50	14.86

*  Class P2 shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P2 shares held through advisory programs may be subject to a program fee, advisory fee or other fees, which, if included, would have reduced performance.

Average Annual Return, Caption [Optional Text]	Average annual total returns (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(Index reflects no deduction for fees, expenses or taxes.)
Performance Availability Website Address [Text]	www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance
Class P2 Prospectus - PACE Small/Medium Co Value Equity Investments | PACE Small/Medium Co Value Equity Investments
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table for Class P shares of the fund, which is not offered in this prospectus. There is no performance information quoted for Class P2 shares of the fund as Class P2 shares have not completed a full calendar year of operations as of the date of this prospectus. Although Class P2 shares are invested in the same portfolio of securities as Class P shares, returns for Class P2 shares will differ from Class P shares to the extent that Class P2 shares are subject to different expenses. The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P2 shares of the fund may be held or advisory or management fees paid to UBS AM or its affiliates outside of the fund; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Russell 3000 Index, which represents a broad measure of market performance, as well as an additional index over time. Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the Russell 3000 Index as a replacement for the Russell 2500 Value Index. The table also includes the average annual returns of the Russell 2500 Value Index, which is generally representative of the market sectors or types of investments in which the fund invests. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that other subadvisors were responsible for managing portions of the fund's assets during previous periods. Kayne Anderson Rudnick Investment Management, LLC ("Kayne Anderson Rudnick") assumed day-to-day management of a separate portion of the fund's assets on March 6, 2012. Victory Capital Management Inc., through its business unit branded as Integrity Asset Management ("Victory") assumed day-to-day management of a separate portion of the fund's assets on December 19, 2023. ARGA Investment Management, LP ("ARGA") assumed day-to-day management of a separate portion of the fund's assets on December 19, 2023. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-

tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Russell 3000 Index, which represents a broad measure of market performance, as well as an additional index over time.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P2 shares of the fund may be held or advisory or management fees paid to UBS AM or its affiliates outside of the fund; if it did, the total returns shown would be lower.
Bar Chart [Heading]	PACE Small/Medium Co Value Equity Investments Annual Total Returns of Class P Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Total return January 1 - September 30, 2024: 8.24% Best quarter during calendar years shown—4Q 2020: 32.32% Worst quarter during calendar years shown—1Q 2020: (34.31)%
Year to Date Return, Label [Optional Text]	Total return
Bar Chart, Year to Date Return	8.24%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best quarter during calendar years shown
Highest Quarterly Return	32.32%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter during calendar years shown
Lowest Quarterly Return	(34.31%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Market Index Changed	Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the Russell 3000 Index as a replacement for the Russell 2500 Value Index.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Class (inception date)	1 year	5 years	10 years
Class P (8/24/95) Return before taxes	12.58%	11.59%	7.09%
Return after taxes on distributions	12.26	9.53	4.71
Return after taxes on distributions and sale of fund shares	7.44	8.94	4.96
Russell 3000 Index (Index reflects no deduction for fees, expenses or taxes.)	25.96	15.16	11.48
Russell 2500 Value Index (Index reflects no deduction for fees, expenses or taxes.)	15.98	10.79	7.42

*  Class P2 shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P2 shares held through advisory programs may be subject to a program fee, advisory fee or other fees, which, if included, would have reduced performance.

Average Annual Return, Caption [Optional Text]	Average annual total returns (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(Index reflects no deduction for fees, expenses or taxes.)
Performance Availability Website Address [Text]	www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance
Class P2 Prospectus - PACE Small/Medium Co Growth Equity Investments | PACE Small/Medium Co Growth Equity Investments
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table for Class P shares of the fund, which is not offered in this prospectus. There is no performance information quoted for Class P2 shares of the fund as Class P2 shares have not completed a full calendar year of operations as of the date of this prospectus. Although Class P2 shares are invested in the same portfolio of securities as Class P shares, returns for Class P2 shares will differ from Class P shares to the extent that Class P2 shares are subject to different expenses. The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P2 shares of the fund may be held or advisory or management fees paid to UBS AM or its affiliates outside of the fund; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Russell 3000 Index, which represents a broad measure of market performance, as well as an additional index over time. Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the Russell 3000 Index as a replacement for the Russell 2500 Growth Index. The table also includes the average annual returns of the Russell 2500 Growth Index, which is generally representative of the market sectors or types of investments in which the fund invests. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that other subadvisors were responsible for managing portions of the fund's assets during previous periods. Riverbridge Partners, LLC ("Riverbridge") assumed day-to-day management of a portion of the fund's assets on October 1, 2005. An entity that was acquired by Calamos Advisors LLC ("Calamos") on May 31, 2019 assumed day-to-day management of a separate portion of the fund's assets on November 25, 2013. Calamos assumed day-to-day management of a separate portion of the fund's assets on May 31, 2019. Jacobs Levy Equity Management, Inc. ("Jacobs Levy") assumed day-to-day management of a separate portion of the fund's assets on January 10, 2019. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Russell 3000 Index, which represents a broad measure of market performance, as well as an additional index over time.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P2 shares of the fund may be held or advisory or management fees paid to UBS AM or its affiliates outside of the fund; if it did, the total returns shown would be lower.
Bar Chart [Heading]	PACE Small/Medium Co Growth Equity Investments Annual Total Returns of Class P Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Total return January 1 - September 30, 2024: 7.79% Best quarter during calendar years shown—2Q 2020: 33.82% Worst quarter during calendar years shown—1Q 2020: (24.17)%
Year to Date Return, Label [Optional Text]	Total return
Bar Chart, Year to Date Return	7.79%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best quarter during calendar years shown
Highest Quarterly Return	33.82%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter during calendar years shown
Lowest Quarterly Return	(24.17%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Market Index Changed	Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the Russell 3000 Index as a replacement for the Russell 2500 Growth Index.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Class (inception date)	1 year	5 years	10 years
Class P (8/24/95) Return before taxes	15.89%	10.83%	7.76%
Return after taxes on distributions	15.89	7.55	4.53
Return after taxes on distributions and sale of fund shares	9.40	8.15	5.34
Russell 3000 Index (Index reflects no deduction for fees, expenses or taxes.)	25.96	15.16	11.48
Russell 2500 Growth Index (Index reflects no deduction for fees, expenses or taxes.)	18.93	11.43	8.78

*  Class P2 shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P2 shares held through advisory programs may be subject to a program fee, advisory fee or other fees, which, if included, would have reduced performance.

Average Annual Return, Caption [Optional Text]	Average annual total returns (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(Index reflects no deduction for fees, expenses or taxes.)
Performance Availability Website Address [Text]	www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance
Class P2 Prospectus - PACE International Equity Investments | PACE International Equity Investments
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table for Class P shares of the fund, which is not offered in this prospectus. There is no performance information quoted for Class P2 shares of the fund as Class P2 shares have not completed a full calendar year of operations as of the date of this prospectus. Although Class P2 shares are invested in the same portfolio of securities as Class P shares, returns for Class P2 shares will differ from Class P shares to the extent that Class P2 shares are subject to different expenses. The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P2 shares of the fund may be held or advisory or management fees paid to UBS AM or its affiliates outside of the fund; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the MSCI EAFE Index, which represents a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that other subadvisors were responsible for managing portions of the fund's assets during previous periods. Mondrian Investment Partners Limited ("Mondrian") assumed day-to-day management of a portion of the fund's assets on April 1, 2004. Los Angeles Capital Management LLC ("Los Angeles Capital") assumed day-to-day management of another portion of the fund's assets on September 13, 2013. Chautauqua Capital Management—a Division of Robert W. Baird & Co. Incorporated ("Baird") assumed day-to-day management of a separate portion of the fund's assets on January 15, 2016. The Baird investment team (as employees of a different investment advisor) assumed responsibility for managing a separate portion of the fund's assets on August 5, 2013. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the MSCI EAFE Index, which represents a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P2 shares of the fund may be held or advisory or management fees paid to UBS AM or its affiliates outside of the fund; if it did, the total returns shown would be lower.
Bar Chart [Heading]	PACE International Equity Investments Annual Total Returns of Class P Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Total return January 1 - September 30, 2024: 14.60% Best quarter during calendar years shown—2Q 2020: 17.11% Worst quarter during calendar years shown—1Q 2020: (22.87)%
Year to Date Return, Label [Optional Text]	Total return
Bar Chart, Year to Date Return	14.60%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best quarter during calendar years shown
Highest Quarterly Return	17.11%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter during calendar years shown
Lowest Quarterly Return	(22.87%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Class (inception date)	1 year	5 years	10 years
Class P (8/24/95) Return before taxes	20.41%	9.01%	5.11%
Return after taxes on distributions	18.48	7.93	4.22
Return after taxes on distributions and sale of fund shares	12.16	6.95	3.93
MSCI EAFE Index (net) (Index reflects no deduction for fees and expenses.)	18.24	8.16	4.28

*  Class P2 shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P2 shares held through advisory programs may be subject to a program fee, advisory fee or other fees, which, if included, would have reduced performance.

Average Annual Return, Caption [Optional Text]	Average annual total returns (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(Index reflects no deduction for feesand expenses.)
Performance Availability Website Address [Text]	www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance
Class P2 Prospectus - PACE International Emerging Markets Equity Investments | PACE International Emerging Markets Equity Investments
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table for Class P shares of the fund, which is not offered in this prospectus. There is no performance information quoted for Class P2 shares of the fund as Class P2 shares have not completed a full calendar year of operations as of the date of this prospectus. Although Class P2 shares are invested in the same portfolio of securities as Class P shares, returns for Class P2 shares will differ from Class P shares to the extent that Class P2 shares are subject to different expenses. The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P2 shares of the fund may be held or advisory or management fees paid to UBS AM or its affiliates outside of the fund; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the MSCI Emerging Markets Index, which represents a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that other subadvisors were responsible for managing portions of the fund's assets during previous periods. William Blair Investment Management, LLC ("William Blair") assumed day-to-day management of a separate portion of the fund's assets on March 23, 2011. RWC Asset Advisors (US) LLC ("Redwheel") assumed day-to-day management of a separate portion of the fund's assets on September 11, 2019. ARGA Investment Management, LP ("ARGA") assumed day-to-day management of a separate portion of the fund's assets on December 11, 2020. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the MSCI Emerging Markets Index, which represents a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P2 shares of the fund may be held or advisory or management fees paid to UBS AM or its affiliates outside of the fund; if it did, the total returns shown would be lower.
Bar Chart [Heading]	PACE International Emerging Markets Equity Investments Annual Total Returns of Class P Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Total return January 1 - September 30, 2024: 13.90% Best quarter during calendar years shown—2Q 2020: 21.58% Worst quarter during calendar years shown—1Q 2020: (26.12)%
Year to Date Return, Label [Optional Text]	Total return
Bar Chart, Year to Date Return	13.90%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best quarter during calendar years shown
Highest Quarterly Return	21.58%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter during calendar years shown
Lowest Quarterly Return	(26.12%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Class (inception date)	1 year	5 years	10 years
Class P (8/24/95) Return before taxes	10.32%	4.66%	2.20%
Return after taxes on distributions	9.67	3.90	1.80
Return after taxes on distributions and sale of fund shares	6.10	3.73	1.87
MSCI Emerging Markets Index (net) (Index reflects no deduction for fees and expenses)	9.83	3.68	2.66

*  Class P2 shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P2 shares held through advisory programs may be subject to a program fee, advisory fee or other fees, which, if included, would have reduced performance.

Average Annual Return, Caption [Optional Text]	Average annual total returns (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(Index reflects no deduction for feesand expenses)
Performance Availability Website Address [Text]	www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance
Class P2 Prospectus - PACE International Emerging Markets Equity Investments | PACE Global Real Estate Securities Investments
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table for Class P shares of the fund, which is not offered in this prospectus. There is no performance information quoted for Class P2 shares of the fund as Class P2 shares have not completed a full calendar year of operations as of the date of this prospectus. Although Class P2 shares are invested in the same portfolio of securities as Class P shares, returns for Class P2 shares will differ from Class P shares to the extent that Class P2 shares are subject to different expenses. The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P2 shares of the fund may be held or advisory or management fees paid to UBS AM or its affiliates outside of the fund; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the MSCI World Index, which represents a broad measure of market performance, as well as an additional index over time. Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the MSCI World Index as a replacement for the FTSE EPRA/NAREIT Developed Index. The table also includes the average annual returns of the FTSE EPRA/NAREIT Developed Index, which is generally representative of the market sectors or types of investments in which the fund invests. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that other subadvisors were responsible for managing portions of the fund's assets during previous periods. Massachusetts Financial Services Company, doing business as MFS Investment Management ("MFS") assumed day-to-day management of a separate portion of the fund's assets on March 11, 2021. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the MSCI World Index, which represents a broad measure of market performance, as well as an additional index over time.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P2 shares of the fund may be held or advisory or management fees paid to UBS AM or its affiliates outside of the fund; if it did, the total returns shown would be lower.
Bar Chart [Heading]	PACE Global Real Estate Securities Investments Annual Total Returns of Class P Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Total return January 1 - September 30, 2024: 8.76% Best quarter during calendar years shown—4Q 2023: 16.40% Worst quarter during calendar years shown—1Q 2020: (28.69)%
Year to Date Return, Label [Optional Text]	Total return
Bar Chart, Year to Date Return	8.76%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best quarter during calendar years shown
Highest Quarterly Return	16.40%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter during calendar years shown
Lowest Quarterly Return	(28.69%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Market Index Changed	Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the MSCI World Index as a replacement for the FTSE EPRA/NAREIT Developed Index.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Class (inception date)	1 year	5 years	10 years
Class P (1/22/07) Return before taxes	10.93%	2.81%	3.42%
Return after taxes on distributions	10.24	1.67	2.02
Return after taxes on distributions and sale of fund shares	6.47	1.70	2.05
MSCI World Index (net) (Index reflects no deduction for fees, expenses or taxes.)	23.79	12.80	8.60
FTSE EPRA/NAREIT Developed Index (Index reflects no deduction for fees, expenses or taxes.)	10.85	3.79	4.52

*  Class P2 shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P2 shares held through advisory programs may be subject to a program fee, advisory fee or other fees, which, if included, would have reduced performance.

Average Annual Return, Caption [Optional Text]	Average annual total returns (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(Index reflects no deduction for fees,expenses or taxes.)
Performance Availability Website Address [Text]	www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance
Class P2 Prospectus - PACE Alternative Strategies Investments | PACE Alternative Strategies Investments
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table over its first calendar year of operations. The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P2 shares of the fund may be held or advisory or management fees paid to UBS AM or its affiliates outside of the fund; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance over its first calendar year of operations and by showing how the fund's average annual total returns compare with those of the Bloomberg Global Aggregate Index, which represents a broad measure of market performance, as well as additional indexes over time. The Bloomberg Global Aggregate Index shows how the fund's performance compares to the broad global markets for US and non-

US corporate, government, governmental agency, supranational, mortgage-backed and asset-backed fixed income securities. The FTSE Three-Month US Treasury Bill Index shows how the fund is performing against the daily performance of 3-month US Treasury bills. The MSCI World Index (net) shows how the fund is performing against a diversified global equity index (an asset class in which the fund invests). The HFRI Fund of Funds Composite Index shows how the fund is performing against a broad measure of hedge fund returns. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that other subadvisors were responsible for managing portions of the fund's assets during previous periods. A predecessor entity of Allspring Global Investments, LLC ("Allspring") assumed day-to-day management of a separate portion of the fund's assets at the inception of the fund. Allspring assumed day-to-day management of a separate portion of the fund's assets on November 1, 2021. UBS AM assumed day-to-day management of a separate portion of the fund's assets (i.e., investing in other unaffiliated pooled investment vehicles and index futures) on March 31, 2014. Aviva Investors Americas LLC ("Aviva") assumed day-to-day management of a separate portion of the fund's assets on May 9, 2016. PCJ Investment Counsel Ltd. ("PCJ") assumed day-to day management of a separate portion of the fund's assets on July 8, 2016. Kettle Hill Capital Management, LLC ("Kettle Hill") assumed day-to-day management of a separate portion of the fund's assets on September 6, 2017. DLD Asset Management, LP ("DLD") assumed day-to-day management of a separate portion of the fund's assets on February 14, 2020. Magnetar Asset Management LLC ("Magnetar") assumed day-to-day management of a separate portion of the fund's assets on February 14, 2020. Electron Capital Partners, LLC ("Electron"), assumed day-to-day management of the fund's assets on February 21, 2023. Fulcrum Asset Management LLP ("FAM") assumed day-to-day management of a separate portion of the fund's assets on July 16, 2024. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance over its first calendar year of operations and by showing how the fund's average annual total returns compare with those of the Bloomberg Global Aggregate Index, which represents a broad measure of market performance, as well as additional indexes over time.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P2 shares of the fund may be held or advisory or management fees paid to UBS AM or its affiliates outside of the fund; if it did, the total returns shown would be lower.
Bar Chart [Heading]	PACE Alternative Strategies Investments Annual Total Returns of Class P2 Shares (2023 was the fund's first full calendar year of operations)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Total return January 1 - September 30, 2024: 7.18% Best quarter during calendar years shown—4Q 2023: 4.33% Worst quarter during calendar years shown—1Q 2023: (0.86)%
Year to Date Return, Label [Optional Text]	Total return
Bar Chart, Year to Date Return	7.18%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best quarter during calendar years shown
Highest Quarterly Return	4.33%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter during calendar years shown
Lowest Quarterly Return	(0.86%)
Lowest Quarterly Return, Date	Mar. 31, 2023
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Class (inception date)	1 year	Life of Fund
Class P2 (11/14/22) Return before taxes	4.73%	5.25%
Return after taxes on distributions	3.30	3.47
Return after taxes on distributions and sale of fund shares	2.79	3.46
Bloomberg Global Aggregate Index (Index reflects no deduction for fees, expenses or taxes.)	5.73	6.76
FTSE Three-Month US Treasury Bill Index (Index reflects no deduction for fees, expenses or taxes.)	5.26	5.10
MSCI World Index (net) (Index reflects no deduction for fees and expenses.)	23.79	18.93
HFRI Fund of Funds Composite Index (Index reflects no deduction for fees, expenses or taxes.)	6.07	6.34

*  Class P2 shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P2 shares held through advisory programs may be subject to a program fee, advisory fee or other fees, which, if included, would have reduced performance.

Average Annual Return, Caption [Optional Text]	Average annual total returns (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(Index reflects no deduction for fees,expenses or taxes.)
Performance Availability Website Address [Text]	www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance
UBS Government Money Market Investments Fund | UBS Government Money Market Investments Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart and table do not reflect any program fee or similar fee charged by advisory programs through which Class P shares of the fund may be held; if they did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. The fund's past performance is not necessarily an indication of how the fund will perform in the future. Prior to November 27, 2019, the fund was named PACE Government Money Market Investments. Prior to November 28, 2015, the fund was named PACE Money Market Investments, and the fund operated under certain different investment policies. The fund's historical performance may not represent its current investment policies. Updated performance information is available by contacting your Financial Advisor or by calling 1-888-793 8637 (Option #1).

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart and table do not reflect any program fee or similar fee charged by advisory programs through which Class P shares of the fund may be held; if they did, the total returns shown would be lower.
Bar Chart [Heading]	UBS Government Money Market Investments Fund Annual Total Returns of Class P Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

Total return January 1 - September 30, 2024: 3.98%
Best quarter during calendar years shown—4Q 2023: 1.34%
Worst quarter during calendar years shown—1Q 2014; 1Q 2015; 1Q 2021; 1Q 2022: 0.00% (Actual total returns were 0.0025%)

Year to Date Return, Label [Optional Text]	Total return
Bar Chart, Year to Date Return	3.98%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best quarter during calendar years shown
Highest Quarterly Return	1.34%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter during calendar years shown
Lowest Quarterly Return	0.0025%
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance [Table]
Class (inception date)	1 year	5 years	10 years
Class P (8/24/95)	5.03%	1.60%	0.96%

Average Annual Return, Caption [Optional Text]	Average annual total returns (figures do not reflect program or similar fees) (for the periods ended December 31, 2023)